UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-00945

                                                 Virtus Equity Trust

(Exact name of registrant as specified in charter)

101 Munson Street

                                                 Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

                                             Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: March 31

Date of reporting period: December 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Virtus Balanced Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
MUNICIPAL BONDS—0.1%
Georgia—0.1%
Rockdale County Water & Sewerage Authority, Taxable 3.060%, 7/1/24	$600		$546

New Jersey—0.0%
New Jersey Turnpike Authority Taxable Series B Prerefunded 1/1/15 @ 100 (AMBAC Insured) 4.252%, 1/1/16	5		5

TOTAL MUNICIPAL BONDS (Identified Cost $605)			551

FOREIGN GOVERNMENT SECURITIES—1.6%
Argentine Republic 8.280%, 12/31/33	226		172
Bolivarian Republic of Venezuela
RegS 12.750%, 8/23/22(5)	445		413
RegS 8.250%, 10/13/24(5)	290		206
Commonwealth of Australia New South Wales Treasury Corp. Series 17 5.500%, 3/1/17	430	AUD	411
Commonwealth of New Zealand Series 415, 6.000%, 4/15/15	275	NZD	234
Hungary 5.750%, 11/22/23	232		234
Kingdom of Morocco 144A 4.250%, 12/11/22(4)	600		555
Mongolia 144A 5.125%, 12/5/22(4)	410		345
Republic of Colombia 4.375%, 3/21/23	1,085,000	COP	498
Republic of Costa Rica 144A 4.375%, 4/30/25(4)	265		235
Republic of Croatia 144A 6.375%, 3/24/21(4)	625		654
Republic of Indonesia
Series FR30, 10.750%, 5/15/16	4,700,000	IDR	410
Series FR63, 5.625%, 5/15/23	3,328,000	IDR	225
Republic of Peru GDN, 144A 7.840%, 8/12/20(4)	1,265	PEN	515
Republic of Philippines 4.950%, 1/15/21	13,000	PHP	311
Republic of Slovak 144A 4.375%, 5/21/22(4)	550		567
Republic of Turkey 9.000%, 3/8/17	910	TRY	411
Republic of Uruguay 4.375%, 12/15/28	11,504	UYU(10)	548
Russian Federation Series 6207 8.150%, 2/3/27	22,560	RUB	708
United Mexican States
Series M, 6.000%, 6/18/15	15,440	MXN	1,221
4.750%, 3/8/44	905	MXN	816

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $10,884)			9,689

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES—8.4%
Agency—3.1%
FHLMC
6.500%, 4/1/31	$936	$1,054
7.000%, 1/1/33	364	422
5.000%, 7/1/35	461	501
5.000%, 12/1/35	1,077	1,186
FNMA
6.000%, 5/1/17	29	31
4.000%, 7/1/19	18	19
6.000%, 12/1/32	94	106
6.000%, 11/1/34	894	1,003
5.500%, 4/1/36	15	16
5.500%, 9/1/36	422	464
6.500%, 5/1/37	788	877
6.000%, 6/1/37	672	751
6.000%, 9/1/37	21	24
6.000%, 1/1/38	32	36
5.000%, 2/1/38	363	401
6.000%, 2/1/38	30	34
5.000%, 3/1/38	332	362
5.000%, 3/1/38	390	429
6.000%, 3/1/38	138	156
5.000%, 4/1/38	867	957
5.500%, 4/1/38	268	295
5.500%, 6/1/38	436	480
6.000%, 7/1/38	299	333
6.000%, 8/1/38	54	59
6.000%, 8/1/38	176	195
5.000%, 6/1/39	1,493	1,625
6.000%, 8/1/39	1,721	1,921
5.000%, 9/1/39	450	490
5.500%, 9/1/39	2,237	2,471
4.500%, 9/1/40	860	919
3.500%, 8/1/42	1,171	1,165

		18,782

Non-Agency—5.3%
A-10 Securitization LLC 13-1, B 144A 4.120%, 11/15/25(4)	590	585
Aventura Mall Trust 13-AVM, C, 144A 3.743%, 12/5/32(3)(4)	320	316

Virtus Balanced Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
Banc of America (Merrill Lynch) Commercial Mortgage, Inc. 05-2, B 5.113%, 7/10/43(3)	$1,000	$1,039
Banc of America Funding Corp. 04-B, 2A1 5.452%, 11/20/34(3)	318	314
Banc of America Mortgage Securities, Inc. 05-3, 1A15 5.500%, 4/25/35	432	442
Bayview Commercial Asset Trust 08-1, A2A, 144A 1.165%, 1/25/38(3)(4)	514	506
BCAP LLC Trust 06-RR1, PE 5.000%, 11/25/36	1,200	1,199
Bear Stearns Commercial Mortgage Securities, Inc.
06-PW13, AM 5.582%, 9/11/41(3)	500	546
07-T28, A3 5.793%, 9/11/42	1,050	1,061
07- PW17, A4 5.694%, 6/11/50(3)	2,050	2,295
Citigroup - Deutsche Bank Commercial Mortgage Trust 06-CD2, A3 5.367%, 1/15/46(3)	2,080	2,136
Commercial Mortgage Pass-Through-Certificates 07-C9, A4 5.800%, 12/10/49(3)	830	936
Countrywide Home Loan Mortgage Pass-Through- Trust 04-6, 1A2 2.688%, 5/25/34(3)	892	894
Credit Suisse Commercial Mortgage Trust 13- IVR3, A2, 144A 3.000%, 5/25/43(3)(4)	596	552
Credit Suisse First Boston Mortgage Securities Corp. 04-CF2, 1M1, 144A 5.250%, 1/25/43(3)(4)	541	549
Extended Stay America Trust 13-ESH7, A27, 144A 2.958%, 12/5/31(4)	600	582
Goldman Sachs Mortgage Securities Corp. II 07- GG10, A4 5.804%, 8/10/45(3)	2,050	2,251
Greenwich Capital Commercial Funding Corp. 07- GG9, A4 5.444%, 3/10/39	1,175	1,291
JPMorgan Chase (WaMu) Mortgage Pass- Through Certificates 03-S11, 3A5 5.950%, 11/25/33	727	769
JPMorgan Chase Commercial Mortgage Securities Trust
10-CNTR, A1, 144A 3.300%, 8/5/32(4)	812	848
10-CNTR, A2, 144A 4.311%, 8/5/32(4)	115	121
06-LDP7, AM 5.863%, 4/15/45(3)	1,000	1,102
JPMorgan Chase Mortgage Trust 04-A4, 2A1 2.433%, 9/25/34(3)	795	800
Lehman Brothers - UBS Commercial Mortgage Trust 07-C7, A3 5.866%, 9/15/45(3)	1,494	1,656
Morgan Stanley Capital I Trust

	PAR VALUE	VALUE
Non-Agency—(continued)
07-T27, A4 5.648%, 6/11/42(3)	$1,270	$1,427
05-IQ10, A4B 5.284%, 9/15/42(3)	1,450	1,528
08-T29, A4 6.281%, 1/11/43(3)	1,805	2,082
07-IQ14, AM 5.689%, 4/15/49(3)	431	445
07-IQ14, A4 5.692%, 4/15/49(3)	900	997
Motel 6 Trust 12-MTLB, D, 144A 3.781%, 10/5/25(4)	600	594
SMA Issuer I LLC 12-LV1, A, 144A 3.500%, 8/20/25(4)	99	99
Springleaf Mortgage Loan Trust 12-3A, A, 144A 1.570%, 12/25/59(3)(4)	862	858
Wells Fargo (Wachovia Bank Commercial Mortgage Trust) 07-C30, A5 5.342%, 12/15/43	1,550	1,704

		32,524

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $50,488)		51,306

ASSET-BACKED SECURITIES—2.1%
AmeriCredit Automobile Receivables Trust 12-3, C 2.420%, 5/8/18	1,035	1,053
Avis Budget Rental Car Funding LLC
(AESOP) 11-3A, A, 144A 3.410%, 11/20/16(4)	1,195	1,253
(AESOP) 12-3A, A, 144A 2.100%, 3/20/19(4)	840	839
Centre Point Funding LLC 12-2A, 1, 144A 2.610%, 8/20/21(4)	874	879
Countrywide Asset-Backed Certificates 05-1, AF5A 5.497%, 7/25/35(3)	715	690
Drug Royalty LP II 12-1, A2, 144A 4.474%, 1/15/25(4)	275	280
Fairway Outdoor Funding LLC 12-1A, A2, 144A 4.212%, 10/15/42(4)	349	349
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(3)	535	532
MASTR Specialized Loan Trust 05-3, A2, 144A 5.704%, 11/25/35(3)(4)	557	565
Santander Drive Auto Receivables Trust
12-2, D 3.870%, 2/15/18	1,200	1,259
12-3, C 3.010%, 4/16/18	1,180	1,214
13-1, D 2.270%, 1/15/19	480	475
Security National Mortgage Loan Trust 04-1A, AF3, 144A 6.420%, 6/25/32(3)(4)	678	549
Sierra Timeshare Receivables Funding, LLC 12- 3A, A 144A 1.870%, 8/20/29(4)	614	616

Virtus Balanced Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Silverleaf Finance XV LLC 12-D, A 144A 3.000%, 3/17/25(4)	$344	$347
TAL Advantage V LLC 13-1A, A 144A 2.830%, 2/22/38(4)	871	845
Tidewater Auto Receivables Trust 12-AA, B 144A 2.430%, 4/15/19(4)	475	474
Westgate Resorts LLC 12-2A, A 144A 3.000%, 1/20/25(4)	452	456

TOTAL ASSET-BACKED SECURITIES (Identified Cost $12,728)		12,675

CORPORATE BONDS—22.0%
Consumer Discretionary—2.4%
Activision Blizzard, Inc. 144A 6.125%, 9/15/23(4)	580	606
American Axle & Manufacturing, Inc. 6.250%, 3/15/21	480	512
Arcelik AS 144A 5.000%, 4/3/23(4)	255	221
Bon-Ton Department Stores, Inc. (The) 8.000%, 6/15/21	385	390
Boyd Gaming Corp. 9.000%, 7/1/20	445	490
Brookfield Residential Properties, Inc.
144A 6.500%, 12/15/20(4)	480	500
144A 6.125%, 7/1/22(4)	335	338
Cencosud S.A. 144A 4.875%, 1/20/23(4)	685	638
Churchill Downs, Inc. 144A 5.375%, 12/15/21(4)	590	602
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	410	433
Dana Holding Corp. 5.375%, 9/15/21	525	530
GLP Capital LP (GLP Financing II, Inc.)
144A 4.375%, 11/1/18(4)	20	20
144A 4.875%, 11/1/20(4)	185	185
144A 5.375%, 11/1/23(4)	15	15
Hot Topic, Inc. 144A 9.250%, 6/15/21(4)	240	253
Isle of Capri Casinos, Inc. 5.875%, 3/15/21	490	484
Jaguar Land Rover Automotive plc 144A 4.125%, 12/15/18(4)	170	172
KOC Holding AS 144A 3.500%, 4/24/20(4)	260	222
Kohl’s Corp. 4.750%, 12/15/23	600	608
Landry’s, Inc. 144A 9.375%, 5/1/20(4)	395	433
Live Nation Entertainment, Inc. 144A 7.000%, 9/1/20(4)	470	512
Meritor, Inc. 6.750%, 6/15/21	435	446
MGM Resorts International 6.750%, 10/1/20	500	536

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Mohegan Tribal Gaming Authority 144A 9.750%, 9/1/21(4)	$400	$433
Nara Cable Funding Ltd. 144A 8.875%, 12/1/18(4)	455	491
Penn National Gaming, Inc. 144A 5.875%, 11/1/21(4)	295	292
PNK Finance Corp. 144A 6.375%, 8/1/21(4)	465	478
QVC, Inc. 4.375%, 3/15/23	600	560
Seminole Hard Rock Entertainment, Inc. 144A 5.875%, 5/15/21(4)	155	153
Sirius XM Radio, Inc. 144A 4.250%, 5/15/20(4)	485	460
Six Flags Entertainment Corp. 144A 5.250%, 1/15/21(4)	525	514
Station Casinos LLC 7.500%, 3/1/21	525	562
Taylor Morrison Communities, Inc. 144A 5.250%, 4/15/21(4)	605	590
Toll Brothers Finance Corp. 6.750%, 11/1/19	465	534
Wyndham Worldwide Corp. 5.625%, 3/1/21	545	581

		14,794

Consumer Staples—0.4%
Alphabet Holding Co., Inc. PIK Interest
Capitalization, 144A 7.750%, 11/1/17(4)	40	41
Chiquita Brands International, Inc. 144A 7.875%, 2/1/21(4)	320	347
Flowers Foods, Inc. 4.375%, 4/1/22	600	590
Hawk Acquisition Sub, Inc. 144A 4.250%, 10/15/20(4)	605	587
Ingles Markets, Inc. 5.750%, 6/15/23	385	379
Reynolds American, Inc. 3.250%, 11/1/22	610	562

		2,506

Energy—3.0%
BreitBurn Energy Partners (BreitBurn Finance Corp.) 7.875%, 4/15/22(4)	340	355
Calumet Specialty Products Partners LP (Calumet Finance Corp.) 9.625%, 8/1/20	360	406
CHC Helicopter SA 9.250%, 10/15/20	360	390
Compagnie Generale de Geophysique-Veritas 6.500%, 6/1/21	365	376
Ecopetrol S.A. 5.875%, 9/18/23	350	369
El Paso Pipeline Partners Operating Co. LLC 7.500%, 11/15/40	1,155	1,387
Energy Transfer Partners LP

Virtus Balanced Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Energy—(continued)
5.200%, 2/1/22	$1,295		$1,362
6.500%, 2/1/42	635		680
EPL Oil & Gas, Inc. 8.250%, 2/15/18	625		675
Gazprom OAO (Gaz Capital SA) 144A 3.850%, 2/6/20(4)(6)	960		926
Gulfmark Offshore, Inc. 6.375%, 3/15/22	465		471
Lukoil OAO International Finance BV 144A 4.563%, 4/24/23(4)	620		582
MEG Energy Corp. 144A 7.000%, 3/31/24(4)	245		249
Novatek OAO (Novatek Finance Ltd.) 144A 4.422%, 12/13/22(4)(6)	635		584
Pacific Rubiales Energy Corp. 144A 5.375%, 1/26/19(4)	600		606
Parker Drilling Co. 144A 7.500%, 8/1/20(4)	485		511
Petrobras International Finance Co. 5.375%, 1/27/21	875		867
Petroleos de Venezuela SA RegS 8.500%, 11/2/17(5)	680		568
Petroleos Mexicanos 3.500%, 1/30/23	795		728
Petropower I Funding Trust 144A 7.360%, 2/15/14(4) Phillips 66	138		136
4.300%, 4/1/22	1,065		1,081
5.875%, 5/1/42	575		622
QEP Resources, Inc. 6.875%, 3/1/21	450		485
QGOG Constellation SA 144A 6.250%, 11/9/19(4)	480		460
Rosneft Oil Co. ( Rosneft International Finance Ltd.) 144A 4.199%, 3/6/22(144A )(4)(6)	700		642
Rowan Cos., Inc. 4.875%, 6/1/22	555		562
Tullow Oil plc 144A 6.000%, 11/1/20(4)	605		617
Weatherford International Ltd. 4.500%, 4/15/22	540		543
Williams Cos., Inc. (The) 3.700%, 1/15/23	950		828

			18,068

Financials—8.8%
Air Lease Corp. 4.750%, 3/1/20	480		499
Aircastle Ltd.
4.625%, 12/15/18	30		30
6.250%, 12/1/19	500		538
7.625%, 4/15/20	435		490
Akbank TAS 144A 7.500%, 2/5/18	845	TRY	336
Alfa Bank OJSC RegS 7.875%, 9/25/17(5)(6)	545		608
Allstate Corp. (The) 5.750%, 8/15/53(3)(8)	820		826

	PAR VALUE		VALUE
Financials—(continued)
ALROSA Finance S.A. 144A 7.750%, 11/3/20(4)	$525		$585
Avis Budget Car Rental LLC 5.500%, 4/1/23	585		570
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 6.750%, 9/30/22(4)	530		564
Banco de Credito e Inversiones 144A 4.000%, 2/11/23(4)	600		554
Banco Santander Brasil SA 144A 8.000%, 3/18/16(4)	300	BRL	118
Banco Santander Chile 144A 3.875%, 9/20/22(4)	900		848
Banco Votorantim S.A. 144A 7.375%, 1/21/20(4)	650		673
Bancolombia S.A. 5.125%, 9/11/22	580		545
Bank of America Corp.
5.750%, 8/15/16	1,155		1,274
5.625%, 7/1/20	715		816
Bank of India
144A 3.250%, 4/18/18(4)	605		586
144A 3.625%, 9/21/18(4)	605		577
Barclays Bank plc 144A 6.050%, 12/4/17(4)	555		620
Beverage Packaging Holdings Luxembourg II SA 144A 6.000%, 6/15/17(4)	500		508
Brazil Loan Trust 1 144A 5.477%, 7/24/23(4)	590		594
Caesars Entertainment Resort Properties LLC 144A 8.000%, 10/1/20(4)	195		204
Capital One Financial Corp. 6.150%, 9/1/16	1,005		1,124
Carlyle Holdings Finance LLC 144A 3.875%, 2/1/23(4)	605		576
Continental Airlines Pass-Through-Trust 99-2, C2 6.236%, 3/15/20	542		595
CorpGroup Banking S.A. 144A 6.750%, 3/15/23(4)	470		456
Corporate Office Properties LP 3.600%, 5/15/23	610		552
CPG Merger Sub LLC 144A 8.000%, 10/1/21(4)	185		193
Denali Borrower LLC (Denali Finance Corp.) 144A 5.625%, 10/15/20(4)	575		571
Developers Diversified Realty Corp.
7.875%, 9/1/20	475		587
3.500%, 1/15/21	385		374
Development Bank of Kazakhstan OJSC 144A 4.125%, 12/10/22(4)	640		572
Digital Realty Trust LP 5.250%, 3/15/21	540		550
DuPont Fabros Technology LP 5.875%, 9/15/21	460		477
Ford Motor Credit Co. LLC 5.750%, 2/1/21	535		600
Gazprom Neft OAO (GPN Capital SA) 144A 6.000%, 11/27/23(4)	200		203

Virtus Balanced Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
General Electric Capital Corp. 4.650%, 10/17/21	$475	$517
General Motors Financial Co., Inc. 144A 4.750%, 8/15/17(4)	1,165	1,242
Genworth Holdings, Inc. 4.900%, 8/15/23	825	823
Goldman Sachs Group, Inc. (The)
Series D, 6.000%, 6/15/20	595	681
5.750%, 1/24/22	875	984
Highwoods Realty LP 3.625%, 1/15/23	595	543
Hutchison Whampoa International Ltd. Series 12, 144A 6.000% (3)(4)(7)(8)	680	723
ICICI Bank Ltd. 144A 4.800%, 5/22/19(4)	600	604
ING (U.S.), Inc. 5.650%, 5/15/53(3)(8)	605	589
Intelsat Jackson Holdings SA 6.625%, 12/15/22	395	409
International Lease Finance Corp. 6.250%, 5/15/19	550	598
Intesa San Paolo SpA 3.125%, 1/15/16	480	489
Itau Unibanco Holding S.A. 144A 5.125%, 5/13/23(4)	660	610
Jefferies Group LLC 6.875%, 4/15/21	125	142
JPMorgan Chase & Co.
6.125%, 6/27/17	1,225	1,391
4.400%, 7/22/20	620	666
3.250%, 9/23/22	1,085	1,038
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(4)	480	478
KeyCorp 5.100%, 3/24/21	925	1,010
Korea Finance Corp. 4.625%, 11/16/21	430	453
Lazard Group LLC 4.250%, 11/14/20	70	70
Legg Mason, Inc. 5.500%, 5/21/19	535	585
Level 3 Financing, Inc. 7.000%, 6/1/20	685	730
Liberty Mutual Group, Inc. 144A 4.250%, 6/15/23(4)	590	569
Lincoln National Corp. 4.200%, 3/15/22	915	931
Macquarie Bank Ltd. 144A 6.625%, 4/7/21(4)	34	38
Macquarie Group Ltd. 144A 6.250%, 1/14/21(4)	490	541
Magyar Fejlesztesi Bank Zrt. 144A 6.250%, 10/21/20(4)	200	207
Michaels FinCo Holdings LLC (Michaels FinCo, Inc.) PIK Interest Capitalization, 144A 7.500%, 8/1/18(4)(14)	375	392
Morgan Stanley
5.550%, 4/27/17	570	636
5.500%, 7/28/21	300	335
6.375%, 7/24/42	610	712

	PAR VALUE		VALUE
Financials—(continued)
Nationstar Mortgage LLC 6.500%, 7/1/21	$300		$287
Nationstar Mortgage LLC / Nationstar Capital Corp. 6.500%, 6/1/22	490		462
Nordea Bank AB 144A 4.250%, 9/21/22(4)	600		592
Odebrecht Finance Ltd. 144A 8.250%, 4/25/18	430	BRL	151
Phosagro OAO (Phosagro Bond Funding Ltd.) 144A 4.204%, 2/13/18(4)(6)	595		590
PKO Finance AB 144A 4.630%, 9/26/22(4)(6)	575		572
Prudential Financial, Inc.
5.875%, 9/15/42(3)(8)	330		335
5.200%, 3/15/44(3)(8)	1,185		1,146
Regency Energy Partners LP (Regency Energy Finance Corp.) 4.500%, 11/1/23	480		439
Russian Agricultural Bank OJSC (RSHB Capital SA) 144A 5.298%, 12/27/17(4)	500		515
Sberbank of Russia (Sberbank CapItal SA)
144A 4.950%, 2/7/17(4)(6)	435		461
144A 5.125%, 10/29/22(4)(6)	715		683
SLM Corp. 5.500%, 1/25/23	500		472
Spansion LLC 7.875%, 11/15/17	445		464
Sun Merger Sub, Inc. 144A 5.875%, 8/1/21(4)	220		226
TMK OAO (TMK Capital) SA 144A 6.750%, 4/3/20(4)(6)	485		467
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(4)	665		594
UBS AG 7.625%, 8/17/22	500		572
UPCB Finance Ltd. Series VI 144A 6.875%, 1/15/22(4)	580		619
Ventas Realty LP (Ventas Capital Corp.)
4.250%, 3/1/22	310		312
3.250%, 8/15/22	280		259
VTB Bank OJSC (VTB Capital SA) 144A 6.000%, 4/12/17(4)(6)	910		967
Walter Investment Management Corp. 144A 7.875%, 12/15/21(4)	480		488
Wells Fargo & Co. 3.450%, 2/13/23	1,150		1,086
Yapi ve Kredi Bankasi AS 144A 4.000%, 1/22/20(4)	600		537

			53,425

Health Care—0.9%
Cardinal Health, Inc. 3.200%, 3/15/23	300		281
Gilead Sciences, Inc. 4.400%, 12/1/21	565		603
HCA, Inc. 6.500%, 2/15/20	560		617

Virtus Balanced Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—(continued)
IASIS Healthcare LLC (IASIS Capital Corp.) 8.375%, 5/15/19	$240	$256
Lifepoint Hospitals, Inc. 144A 5.500%, 12/1/21(4)	480	483
MPH Intermediate Holding Co. 2 PIK Interest Capitalization, 144A 8.375%, 8/1/18(4)(13)	215	224
Mylan, Inc. 144A 3.125%, 1/15/23(4)	730	661
Salix Pharmaceuticals Ltd. 144A 6.000%, 1/15/21(4)	85	87
Tenet Healthcare Corp.
144A 6.000%, 10/1/20(4)	160	167
4.500%, 4/1/21	765	728
8.125%, 4/1/22	580	626
Valeant Pharmaceuticals International, Inc. Escrow Corp.
144A 6.750%, 8/15/18(4)	165	182
144A 7.500%, 7/15/21(4)	60	66
144A 5.625%, 12/1/21(4)	25	25
Watson Pharmaceuticals, Inc. 3.250%, 10/1/22	640	596

		5,602

Industrials—2.7%
AAR Corp. 144A 7.250%, 1/15/22(4)	440	473
ADT Corp. (The) 144A 6.250%, 10/15/21(4)	705	741
Ahern Rentals, Inc. 144A 9.500%, 6/15/18(4)	370	402
Air Canada 144A 6.750%, 10/1/19(4)	685	724
Air Canada Pass-Through-Trust 13-1, B 144A 5.375%, 5/15/21(4)	223	216
America West Airlines Pass-Through-Trust 00-1, G 8.057%, 7/2/20	474	507
American Airlines Pass-Through-Trust 13-1, A 144A 4.000%, 7/15/25(4)	485	469
Automotores Gildemeister S.A.
144A 8.250%, 5/24/21(4)	400	278
144A 6.750%, 1/15/23(4)	200	135
Bombardier, Inc. 144A 6.125%, 1/15/23(4)	745	743
Builders FirstSource, Inc. 144A 7.625%, 6/1/21(4)	350	367
Carpenter Technology Corp. 4.450%, 3/1/23	560	537
Ceridian HCM Holding, Inc. 144A 11.000%, 3/15/21(4)	15	17
Continental Airlines Pass-Through-Trust
97-4, A 6.900%, 1/2/18	579	613
99-1, A 6.545%, 2/2/19	965	1,053
00-1, A1 8.048%, 11/1/20	1,006	1,151

	PAR VALUE	VALUE
Industrials—(continued)
Delta Air Lines Pass-Through-Trust 12-1A, 1A 4.750%, 5/7/20	$707	$756
ESAL GmbH 144A 6.250%, 2/5/23(4)	490	442
Hitachi Ltd. ADR 0.043%, 0/0/0	44	3,324
Nielsen Co. (The) 144A 5.500%, 10/1/21(4)	585	595
Norfolk Southern Corp. 2.903%, 2/15/23	600	553
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	679	729
Rexel SA 144A 5.250%, 6/15/20(4)	485	490
Spirit Aerosystems, Inc. 6.750%, 12/15/20	585	633
TransDigm, Inc. 7.500%, 7/15/21	345	373

		16,321

Information Technology—0.5%
Dun & Bradstreet Corp. (The) 4.375%, 12/1/22	625	602
First Data Corp.
144A 8.250%, 1/15/21(4)	610	652
144A 11.750%, 8/15/21(4)	1,235	1,309
Freescale Semiconductor, Inc.
144A 5.000%, 5/15/21(4)	350	341
144A 6.000%, 1/15/22(4)	360	365

		3,269

Materials—1.6%
Alpek SA de C.V. 144A 5.375%, 8/8/23(4)	810	805
Cemex SAB de CV 144A 9.500%, 6/15/18(4)	445	507
Eldorado Gold Corp. 144A 6.125%, 12/15/20(4)	210	203
EuroChem Mineral & Chemical Co. OJSC 144A 5.125%, 12/12/17(4)(5)(6)	585	589
Gerdau Holdings, Inc.
144A 7.000%, 1/20/20(4)	220	240
144A 4.750%, 4/15/23(4)	725	667
Hexion U.S. Finance Corp.
8.875%, 2/1/18	330	344
6.625%, 4/15/20	335	345
Ineos Finance plc 144A 8.375%, 2/15/19(4)	365	407
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(4)	850	791
NewMarket Corp. 4.100%, 12/15/22	649	618
Nufarm Australia Ltd. 144A 6.375%, 10/15/19(4)	565	588
PTT Global Chemical plc RegS 4.250%, 9/19/22(5)	475	444
Reynolds Group Issuer, Inc. 9.000%, 4/15/19	360	388
Sappi Papier Holding GmbH 144A 6.625%, 4/15/21(4)	420	416

Virtus Balanced Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Materials—(continued)
Tronox Finance LLC 6.375%, 8/15/20	$355		$364
Turkiye Sise Ve Cam Fabrikalari AS 144A 4.250%, 5/9/20(4)	255		226
United States Steel Corp. 6.875%, 4/1/21	605		643
Vale Overseas Ltd. 4.375%, 1/11/22	580		563
Vedanta Resources plc 144A 9.500%, 7/18/18(4)	480		535

			9,683

Telecommunication Services—1.4%
America Movil SAB de C.V. Series 12 6.450%, 12/5/22	3,000	MXN	212
AT&T, Inc. 3.875%, 8/15/21	1,185		1,199
CenturyLink, Inc.
Series V 5.625%, 4/1/20	500		511
Series S, 6.450%, 6/15/21	645		674
Cincinnati Bell, Inc. 8.375%, 10/15/20	485		529
Crown Castle Towers LLC 144A 4.883%, 8/15/20(4)	1,200		1,257
Digicel Group Ltd. 144A 8.250%, 9/30/20(4)	480		500
ENTEL Chile S.A. 144A 4.875%, 10/30/24(4)	240		234
Koninklijke KPN NV 144A 7.000%, 3/28/73(3)(4)(8)	485		492
Millicom International Cellular S.A. 144A 6.625%, 10/15/21(4)	200		208
Sprint Communications, Inc. 6.000%, 11/15/22	640		627
T-Mobile USA, Inc.
6.633%, 4/28/21	80		85
6.125%, 1/15/22	355		362
6.731%, 4/28/22	120		125
6.500%, 1/15/24	250		254
Telefonica Emisiones SAU 4.570%, 4/27/23	510		502
Windstream Corp. 7.750%, 10/15/20	720		768

			8,539

Utilities—0.3%
Abu Dhabi National Energy Co. 144A 2.500%, 1/12/18(4)	600		600
Calpine Corp. 144A 6.000%, 1/15/22(4)	85		88
Electricite de France SA 144A 5.250% (3)(4)(7)	610		607
Enel SpA 144A 8.750%, 9/24/73(3)(4)	245		267
Israel Electric Corp. Ltd. 144A 5.625%, 6/21/18(4)	400		423

			1,985

TOTAL CORPORATE BONDS (Identified Cost $134,814)			134,192

	PAR VALUE	VALUE
CONVERTIBLE BONDS—0.1%
General Electric Capital Corp. Series A 7.125% (3)(7)	$500	$559

TOTAL CONVERTIBLE BONDS (Identified Cost $500)		559

LOAN AGREEMENTS—3.7%
Consumer Discretionary—0.7%
Brickman Group Holdings, Inc. Second Lien, 0.000%, 12/17/21(9)	100	102
Caesars Entertainment Operating Co., Inc. (Harrah’s Operating Company, Inc.) Tranche B- 6, 5.488%, 1/28/18	423	405
CBAC Borrower LLC Tranche B, 8.250%, 7/2/20	252	261
Clear Channel Communications, Inc.
Tranche B, 3.810%, 1/29/16	431	418
Tranche D, 6.910%, 1/30/19	329	315
Cumulus Media Holdings, Inc. 0.000%, 12/23/20(9)	199	201
EB Sports Corp. 11.500%, 12/31/15	370	369
Federal - Mogul Corp.
Tranche B, 2.108%, 12/29/14	296	293
Tranche C, 2.108%, 12/28/15	174	172
Leslie’s Poolmart 4.250%, 10/16/19	469	472
Marina District Finance Co., Inc. 6.750%, 8/15/18	271	273
Peppermill Casinos, Inc. Tranche B, 7.250%, 11/9/18	471	483
Pinnacle Entertainment, Inc. Tranch B-2, 3.750%, 8/13/20	169	170
Shingle Springs Tribal Gaming Authority 6.250%, 8/29/19	298	300
TWCC Holding Corp. Second Lien, 7.000%, 6/26/20	192	198

		4,432

Consumer Staples—0.3%
AdvancePierre Foods, Inc. Second Lien, 9.500%, 10/10/17	470	456
Hostess Brand Acquisition LLC Tranche B, 0.000%, 4/9/20(9)	406	421
Rite Aid Corp.
Tranche 1, Second Lien, 5.750%, 8/21/20	31	32
Tranche 2, 4.875%, 6/21/21	340	346

Virtus Balanced Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Staples—(continued)
Supervalu, Inc. 5.000%, 3/21/19	$276	$279

		1,534

Energy—0.3%
Fieldwood Energy LLC Second Lien, 8.375%, 9/30/20	292	299
FTS International, Inc. (Frac Tech International LLC) 8.500%, 5/6/16	485	488
SES International Holdings Ltd. (Saxon) 5.500%, 2/15/19	401	405
Templar Energy LLC Second Lien, 8.000%, 11/25/20	480	483

		1,675

Financials—0.2%
Altisource Solutions S.A.R.L Tranche B, 4.500%, 12/9/20	273	276
Capital Automotive LP Second Lien, 6.000%, 4/30/20	55	57
Nuveen Investments, Inc. Tranche B, Second Lien 6.500%, 2/28/19	485	481
Walter Investment Management Corp. Tranche B 4.750%, 12/18/20	494	496

		1,310

Health Care—0.4%
Ardent Medical Services, Inc.
First Lien, 6.750%, 7/2/18	154	155
Second Lien, 11.000%, 1/2/19	173	175
Gentiva Health Services, Inc. Tranche B, 6.500%, 10/18/19	388	385
INC Research LLC 6.000%, 7/12/18	178	179
InVentiv Health, Inc. (Ventive Health, Inc.) 7.500%, 8/4/16	240	238
MMM Holdings, Inc. 9.750%, 12/12/17	136	137
MSO of Puerto Rico, Inc. Second Lien, 9.750%, 12/12/17	99	100
Rural/Metro Operating Co. LLC First Lien, 5.750%, 6/30/18	208	201
Sheridan Holdings, Inc. Second Lien, 9.000%, 12/20/21	248	250
Surgery Center Holdings, Inc. First Lien, 6.000%, 4/11/19	267	268

	PAR VALUE	VALUE
Health Care—(continued)
United Surgical Partners International, Inc. Tranche B, 4.750%, 4/3/19	$180	$181

		2,269

Industrials—0.7%
Alliance Laundry Systems LLC Second Lien, 9.500%, 12/10/19	54	55
American Airlines, Inc. Tranche B, 3.750%, 6/27/19	740	747
AWAS Finance Luxemborg SA 3.500%, 7/16/18	167	168
Ceridian Corp. 4.415%, 5/9/17	599	602
CHG Healthcare Services, Inc. Second Lien, 9.000%, 11/19/20	127	129
Commercial Barge Line Co. First Lien, 7.500%, 9/22/19	605	606
Doncasters Group Ltd. (Doncasters US LLC) Tranche B, 5.500%, 4/9/20	445	450
Filtration Group Corp. Second Lien, 8.250%, 11/22/21	480	492
Hawker Beechcraft Acquisition Company LLC 5.750%, 2/14/20	480	485
International Equipment Solutions (IES Global B.V.) 6.750%, 8/16/19	245	244
Navistar, Inc. Second Lien, 5.750%, 8/17/17	330	335
SESAC Holding Co. II LLC First Lien, 5.000%, 2/7/19	215	216

		4,529

Information Technology—0.7%
Active Network, Inc. First Lien, 5.500%, 11/13/20	242	244
Alcatel-Lucent USA, Inc.
0.000%, 1/30/19(9)	240	241
5.750%, 1/30/19	504	507
Allflex Holdings III, Inc. Second Lien, 8.000%, 7/19/21	255	259
Blue Coat Systems, Inc.
4.500%, 5/31/19	594	597
Second Lien, 9.500%, 6/26/20	321	327
IPC Systems, Inc. Tranche C, First Lien, 7.750%, 7/31/17	365	364
Kronos, Inc.
First Lien, 4.500%, 10/30/19	6	6
Second Lien, 9.750%, 4/30/20	352	365

Virtus Balanced Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Information Technology—(continued)
RP Crown Parent LLC First Lien, 6.000%, 12/21/18	$352		$354
SCS Holdings I, Inc. (Sirius Computer Solutions, Inc.) 7.000%, 12/7/18	216		220
Sorenson Communications, Inc. 9.500%, 10/31/14	362		368
Spansion LLC 3.750%, 12/19/19	432		434
Wall Street Systems Delaware, Inc. Second Lien, 9.250%, 10/25/20	242		244

			4,530

Materials—0.3%
Fortescue Metals Group Ltd. (FMG Resources Ltd.) 4.250%, 6/28/19	632		641
Houghton International, Inc. Holding Corp. (HII Holding Corp.)
First Lien, 4.000%, 12/20/19	485		487
Second Lien, 9.500%, 12/21/20	240		243
Noranda Aluminum Acquisition Corp. Tranche B, 5.750%, 2/28/19	346		326
Tronox Pigments B.V. 4.500%, 3/19/20	129		131

			1,828

Telecommunication Services—0.1%
Integra Telecom Holdings, Inc. Tranche B, 5.250%, 2/22/19	357		363

TOTAL LOAN AGREEMENTS (Identified Cost $22,233)			22,470

	SHARES		VALUE
PREFERRED STOCK—0.8%
Financials—0.8%
Bank of America Corp. Series U, 5.200%(3)(11)	340		301
Citigroup Capital XIII 7.875%,	19,600		534
Fifth Third Bancorp 5.100%(3)	665	(11)	590
General Electric Capital Corp. Series C, 5.250%(3)	600	(11)	564
JPMorgan Chase & Co. Series 1, 7.900%(3)	481	(11)	530
JPMorgan Chase & Co., Series Q, 5.150%(3)	590	(11)	532
PNC Financial Services Group, Inc. (The) Series R, 4.850%(3)	490	(11)	439
Wells Fargo & Co. Series K, 7.980%(3)	730	(11)	814
Zions Bancorp, 6.950%	23,200		618

	SHARES	VALUE
TOTAL PREFERRED STOCK (Identified Cost $5,083)		4,922

COMMON STOCKS—60.1%
Consumer Discretionary—9.4%
Amazon.com, Inc.(2)	14,800	$5,902
Bayerische Motoren Werke ADR	79,450	3,133
Bridgestone Corp. Unsponsored ADR	131,000	2,502
Coach, Inc.	96,000	5,388
Comcast Corp. Class A	111,000	5,768
Express, Inc.(2)	283,000	5,284
Ford Motor Co.	312,000	4,814
Goodyear Tire & Rubber Co. (The)	248,000	5,915
Lear Corp.	66,000	5,344
Macy’s, Inc.	104,000	5,554
Michael Kors Holdings Ltd.(2)	68,000	5,521
Tata Motors Ltd. Sponsored ADR	69,900	2,153

		57,278

Consumer Staples—2.6%
Koninklijke Ahold NV Sponsored ADR	130,450	2,349
PepsiCo, Inc.	58,000	4,811
Safeway, Inc.	165,000	5,374
Svenska Cellulosa AB	117,660	3,633

		16,167

Energy—6.2%
Canadian Natural Resources Ltd.	68,900	2,332
Chevron Corp.	45,000	5,621
Continental Resources, Inc.(2)(12)	46,000	5,176
EnCana Corp.	119,050	2,149
Helmerich & Payne, Inc.	66,000	5,549
Noble Corp plc	146,000	5,471
Schlumberger Ltd.	57,000	5,136
Valero Energy Corp.	123,000	6,199

		37,633

Financials—14.4%
Aflac, Inc.	83,000	5,545
Aviva plc Sponsored ADR	238,750	3,617
AXA SA Sponsored ADR	121,700	3,394
Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	226,531	2,807
BB&T Corp.	154,000	5,747
BlackRock, Inc.	17,300	5,475
Blackstone Group LP (The)(12)	190,000	5,985

Virtus Balanced Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Financials—(continued)
BNP Paribas ADR	82,500	$3,234
Credit Agricole S.A.	364,700	2,341
Daiwa Securities Group, Inc.	286,550	2,891
Fifth Third Bancorp	288,000	6,057
Goldman Sachs Group, Inc. (The)	29,000	5,141
ING Groep N.V. ADR(12)	226,200	3,169
Intesa Sanpaolo Sponsored ADR	160,600	2,401
JPMorgan Chase & Co.	90,000	5,263
Lincoln National Corp.	107,000	5,523
MS&AD Insurance Group Holdings, Inc.	175,900	2,357
Prudential plc ADR	64,450	2,900
Sumitomo Mitsui Financial Group, Inc. Sponsored ADR	276,250	2,898
T. Rowe Price Group, Inc.	72,000	6,032
U.S. Bancorp	133,000	5,373

		88,150

Health Care—5.6%
Abbott Laboratories	150,000	5,749
Biogen Idec, Inc.(2)	18,800	5,259
Gilead Sciences, Inc.(2)	76,000	5,711
H Lundbeck A/S Sponsored ADR	142,950	3,637
Smith & Nephew plc Sponsored ADR(12)	35,950	2,579
UnitedHealth Group, Inc.	72,000	5,422
Zimmer Holdings, Inc.	61,000	5,685

		34,042

Industrials—8.2%
Alaska Air Group, Inc.	80,000	5,870
Cummins, Inc.	43,000	6,062
Deere & Co.	59,000	5,388
Dover Corp.	58,000	5,599
Hutchison Whampoa Ltd. ADR	100,700	2,739
Nidec Corp.	115,300	2,849
Parker Hannifin Corp.	45,000	5,789
Schneider Electric SA	126,250	2,216
Siemens AG Sponsored ADR	18,200	2,521
Trinity Industries, Inc.	99,000	5,397
Union Pacific Corp.	32,000	5,376

		49,806

Information Technology—8.9%
Apple, Inc.	14,500	8,136
Cisco Systems, Inc.	256,000	5,747
EMC Corp.	230,000	5,785

	SHARES	VALUE
Information Technology—(continued)
FUJIFILM Holdings Corp. Sponsored ADR	73,200	$2,076
Google, Inc. Class A(2)	4,900	5,492
Jabil Circuit, Inc.	273,000	4,761
MasterCard, Inc. Class A	6,800	5,681
NetApp, Inc.	129,000	5,307
NetEase, Inc. ADR	31,600	2,484
QUALCOMM, Inc.	80,000	5,940
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	154,550	2,695

		54,104

Materials—2.3%
CF Industries Holdings, Inc.	23,100	5,383
CRH plc Sponsored ADR	119,900	3,063
Freeport-McMoRan Copper & Gold, Inc.	147,000	5,548

		13,994

Telecommunication Services—2.2%
Deutsche Telekom AG Sponsored ADR	159,500	2,753
Nippon Telegraph & Telephone Corp. ADR	94,250	2,548
SK Telecom Co., Ltd. ADR	98,600	2,428
Verizon Communications, Inc.	113,000	5,553

		13,282

Utilities—0.3%
Electricite de France	154,500	1,083
GDF Suez ADR(12)	48,600	1,150

		2,233

TOTAL COMMON STOCKS (Identified Cost $267,562)		366,689

TOTAL LONG TERM INVESTMENTS—98.9% (Identified cost $504,897)		603,053	(15)

SHORT-TERM INVESTMENTS—0.8%
Money Market Mutual Funds—0.8%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	4,777,632	4,778

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $4,778)		4,778

Virtus Balanced Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
SECURITIES LENDING COLLATERAL—2.3%
INVESCO Trust Short-Term Investments Liquid
Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.070%)(13)	13,996,109	$13,996

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $13,996)		13,996

TOTAL INVESTMENTS —102.0% (Identified Cost $523,671)		621,827	(1)
Other assets and liabilities, net—(2.0)%		(12,031)

NET ASSETS—100.0%		$609,796

Abbreviations:

ADR	American Depositary Receipt
AMBAC	American Municipal Bond Assurance Corp.
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).
PIK	Payment-in-Kind Security

Foreign Currencies

AUD	Australian Dollar
BRL	Brazilian Real
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippines Peso
RUB	Russian Ruble

TRY	Turkish Lira
UYU	Uruguayan Peso

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2013.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, these securities amounted to a value of $73,725 or 12.1% of net assets.

(5)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(6)

This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(7)	No contractual maturity date
(8)	Interest payments may be deferred.
(9)	This loan will settle after December 31, 2013, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(10)	Principal amount is adjusted according to local inflation index.
(11)	Value shown as par value.
(12)	All or a portion of security is on loan.
(13)	Represents security purchased with cash collateral received for securities on loan.
(14)	100% of the income received was in cash.
(15)	All or a portion is segregated as collateral for unsettled loan transactions.

Virtus Balanced Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	75%
France	3
Japan	3
United Kingdom	3
Canada	1
Germany	1
Luxembourg	1
Other	13

Total	100%

†	% of total investments as of December 31, 2013

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2013	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Asset-Backed Securities	$12,675	$—	$12,675
Convertible Bonds	559	—	559
Corporate Bonds	134,192	—	134,192
Foreign Government Securities	9,689	—	9,689
Loan Agreements	22,470	—	22,470
Mortgage-Backed Securities	51,306	—	51,306
Municipal Bonds	551	—	551
Equity Securities:
Common Stocks	366,689	366,689	—
Preferred Stock	4,922	1,152	3,770
Securities Lending Collateral	13,996	13,996	—
Short-Term Investments	4,778	4,778	—

Total Investments	$621,827	$386,615	$235,212

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

Virtus Growth & Income Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.1%
Consumer Discretionary—11.7%
Best Buy Co., Inc.	50,000	$1,994
Capella Education Co.	800	53
Comcast Corp. Class A	58,700	3,050
Ctrip.Com International Ltd.(2)	11,800	586
GameStop Corp. Class A	19,600	965
Graham Holdings Co.	3,502	2,323
Hanesbrands, Inc.	4,200	295
Home Depot, Inc. (The)	14,000	1,153
ITT Educational Services, Inc.	1,900	64
Kirkland’s, Inc.	2,800	66
Las Vegas Sands Corp.	1,100	87
Lowe’s Cos., Inc.	11,800	585
Magna International, Inc. Class A	24,700	2,027
Nutri/System, Inc.	3,900	64
priceline.com, Inc.	700	814
Starbucks Corp.	11,200	878
Starwood Hotels & Resorts Worldwide, Inc.	17,900	1,422
Tower International, Inc.	14,600	312
Whirlpool Corp.	4,800	753

		17,491

Consumer Staples—10.1%
Altria Group, Inc.	30,200	1,159
Andersons, Inc. (The)	3,800	339
Archer-Daniels-Midland Co.	53,700	2,331
Hershey Co. (The)	7,200	700
Kimberly-Clark Corp.	1,800	188
Kroger Co. (The)	48,700	1,925
Lorillard, Inc.	32,100	1,627
Mead Johnson Nutrition Co.	11,900	997
Nestle S.A. Sponsored ADR	31,300	2,303
Nu Skin Enterprises, Inc. Class A	16,100	2,225
PepsiCo, Inc.	1,400	116
Tyson Foods, Inc. Class A	35,000	1,171

		15,081

Energy—8.1%
Baker Hughes, Inc.	11,900	658
CNOOC Ltd. ADR	2,300	432
ConocoPhillips	34,500	2,437
EOG Resources, Inc.	10,200	1,712
Gran Tierra Energy, Inc.	77,800	569

	SHARES	VALUE
Energy—(continued)
Helmerich & Payne, Inc.	27,100	$2,278
Knightsbridge Tankers Ltd.	33,500	308
Occidental Petroleum Corp.	4,000	380
Penn Virginia Corp.	32,200	304
Royal Dutch Shell plc ADR	800	57
SM Energy Co.	22,800	1,895
Suncor Energy, Inc.	8,900	312
Valero Energy Corp.	13,000	655
Westmoreland Coal Co.	5,200	100

		12,097

Financials—17.6%
Allied World Assurance Co. Holdings Ltd.	5,200	587
Ameriprise Financial, Inc.	600	69
Apollo Commercial Real Estate Finance, Inc.	7,100	115
Aspen Insurance Holdings Ltd.	1,100	45
Astoria Financial Corp.	54,600	755
Berkshire Hathaway, Inc. Class A	3	534
Berkshire Hathaway, Inc. Class B	1,700	202
BlackRock, Inc.	400	127
Capital One Financial Corp.	33,300	2,551
Charles Schwab Corp. (The)	17,100	445
Chubb Corp. (The)	6,800	657
Comerica, Inc.	600	29
Discover Financial Services	4,600	257
Everest Re Group Ltd.	13,700	2,135
Financial Engines, Inc.	6,900	479
First Bancorp	13,600	226
First Citizens BancShares, Inc. Class A	1,700	378
First Merchants Corp.	9,900	225
Great Southern Bancorp, Inc.	1,300	40
IntercontinentalExchange Group, Inc.	7,400	1,664
iStar Financial, Inc.(2)	2,300	33
JPMorgan Chase & Co.	53,400	3,123
KeyCorp	50,600	679
Legg Mason, Inc.	700	30
McGraw-Hill Cos., Inc. (The)	3,900	305
PartnerRe Ltd.	23,700	2,499
Platinum Underwriters Holdings Ltd.	10,800	662
PNC Financial Services Group, Inc.	22,600	1,753
Simmons First National Corp. Class A	2,200	82
State Bank Financial Corp.	25,900	471
SVB Financial Group	1,900	199
Travelers Cos., Inc. (The)	18,700	1,693

1

Virtus Growth & Income Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Financials—(continued)
UBS AG	13,900	$268
Waddell & Reed Financial, Inc. Class A	9,900	645
Weyerhaeuser Co.	8,800	278
Wintrust Financial Corp.	46,900	2,163

		26,403

Health Care—15.0%
Aetna, Inc.	26,100	1,790
Affymetrix, Inc.(2)	22,100	189
Biogen Idec, Inc.	5,700	1,595
Cardinal Health, Inc.	38,800	2,592
Celgene Corp.	12,600	2,129
Cornerstone Therapeutics, Inc.	2,500	24
Eli Lilly & Co.	15,600	796
Johnson & Johnson	40,300	3,691
McKesson Corp.	17,700	2,857
PDL BioPharma, Inc.(3)	27,100	229
Pfizer, Inc.	43,000	1,317
Questcor Pharmaceuticals, Inc.(3)	1,200	65
Roche Holding AG Sponsored ADR	22,800	1,600
Shire plc ADR	8,300	1,173
Stryker Corp.	400	30
WellPoint, Inc.	26,000	2,402

		22,479

Industrials—11.9%
Alaska Air Group, Inc.	1,900	139
Alliant Techsystems, Inc.	18,200	2,215
Boeing Co. (The)	24,100	3,289
Brink’s Co. (The)	16,600	567
Delta Air Lines, Inc.	35,200	967
Huntington Ingalls Industries, Inc.	500	45
Kimball International, Inc. Class B	4,900	74
Lockheed Martin Corp.	12,100	1,799
Manpower, Inc.	25,900	2,224
Northrop Grumman Corp.	21,800	2,498
Old Dominion Freight Line, Inc.(2)	10,400	551
Raytheon Co.	27,900	2,531
Southwest Airlines Co.	12,700	239
Xylem, Inc.	18,900	654

		17,792

Information Technology—16.8%
Accenture plc Class A	22,400	1,842
Activision Blizzard, Inc.	50,500	900

	SHARES	VALUE
Information Technology—(continued)
Amdocs Ltd.	17,600	$726
Amkor Technology, Inc.	11,200	69
AOL, Inc.	32,900	1,534
Apple, Inc.	5,300	2,974
CA, Inc.	31,700	1,067
Computer Sciences Corp.	41,400	2,313
Convergys Corp.	33,300	701
Euronet Worldwide, Inc.	9,800	469
First Solar, Inc.	21,600	1,180
Fleetcor Technologies, Inc.	8,500	996
Google, Inc. Class A	100	112
Hewlett-Packard Co.	96,900	2,711
iGATE Corp.	3,400	137
Intel Corp.	40,300	1,046
Intersil Corp. Class A	85,100	976
Lexmark International, Inc. Class A	49,100	1,744
Manhattan Associates, Inc.	1,900	223
Microsoft Corp.	9,300	348
Nokia Oyj Sponsored ADR	4,600	37
QUALCOMM, Inc.	3,400	252
Syntel Co.	1,700	155
Tyler Technologies, Inc.	500	51
WebMD Health Corp.	4,000	158
Western Digital Corp.	29,400	2,467

		25,188

Materials—3.8%
BHP Billiton plc ADR	19,200	1,193
Packaging Corp. of America	36,100	2,284
PPG Industries, Inc.	9,300	1,764
Westlake Chemical Corp.	3,900	476

		5,717

Telecommunication Services—1.7%
Verizon Communications, Inc.	50,200	2,467

Utilities—2.4%
Edison International	48,300	2,236
PPL Corp.	8,300	250
Vectren Corp.	4,200	149
Wisconsin Energy Corp.	22,000	910

		3,545

TOTAL COMMON STOCKS (Identified Cost $129,784)		148,260

2

Virtus Growth & Income Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
TOTAL LONG TERM INVESTMENTS—99.1% (Identified cost $129,784)		148,260

SHORT-TERM INVESTMENTS—0.9%
Money Market Mutual Funds—0.9%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	1,386,821	1,387

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,387)		1,387

SECURITIES LENDING COLLATERAL—0.2%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.070%)(4)	294,840	295

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $295)		295

TOTAL INVESTMENTS—100.2% (Identified Cost $131,466)		149,942	(1)
Other assets and liabilities, net—(0.2)%		(330)

NET ASSETS—100.0%		$149,612

Abbreviations:

ADR American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.

At December 31, 2013, the Fund had entered into futures contracts as follows:

	Expiration Date	Number of Contracts	Value of Contracts When Opened	Market Value of Contracts	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Futures	March-14	17	$1,511	$1,565	$54

3

Virtus Growth & Income Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	89%
Switzerland	3
Bermuda	2
Canada	2
United Kingdom	2
China	1
Ireland	1

Total	100%

† % of total investments as of December 31, 2013

4

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2013	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$148,260	$148,260
Securities Lending Collateral	295	295
Short-Term Investments	1,387	1,387

Total Investments	$149,942	$149,942

Other Financial Instruments:
Futures Contracts	$54	$54

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

Virtus Mid-Cap Core Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31,2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—96.5%
Consumer Discretionary—14.2%
Advance Auto Parts, Inc.	1,125	$125
Dick’s Sporting Goods, Inc.	2,955	172
Dollar Tree, Inc.(2)	3,088	174
Ross Stores, Inc.	2,353	176

		647

Consumer Staples—7.6%
Brown-Forman Corp. Class B	820	62
Church & Dwight Co., Inc.	1,269	84
Monster Beverage Corp.(2)	2,947	200

		346

Energy—5.5%
Core Laboratories N.V.	599	114
Dresser-Rand Group, Inc.(2)	2,265	135

		249

Financials—11.7%
First Cash Financial Services, Inc.(2)	1,712	106
RLI Corp.	1,321	129
Signature Bank(2)	1,210	130
T. Rowe Price Group, Inc.	2,007	168

		533

Health Care—10.9%
DENTSPLY International, Inc.	1,387	67
Edwards Lifesciences Corp.(2)	2,322	153
Sirona Dental Systems, Inc.(2)	2,707	190
Waters Corp.(2)	870	87

		497

Industrials—23.2%
Copart, Inc.(2)	5,019	184
Equifax, Inc.	1,648	114
Expeditors International of Washington, Inc.	3,934	174
Graco, Inc.	1,349	105
Nordson Corp.	1,857	138
Rockwell Collins, Inc.	2,075	153
Towers Watson & Co. Class A	754	96
WABCO Holdings, Inc.(2)	992	93

		1,057

Information Technology—15.3%
Amphenol Corp. Class A	1,793	160

	SHARES	VALUE
Information Technology—(continued)
ANSYS, Inc.(2)	1,243	$108
Intuit, Inc.	2,400	183
MICROS Systems, Inc.(2)	1,847	106
Xilinx, Inc.	2,998	138

		695

Materials—6.1%
International Flavors & Fragrances, Inc.	1,168	100
Sigma-Aldrich Corp.	1,868	176

		276

Utilities—2.0%
Questar Corp.	3,971	91

TOTAL COMMON STOCKS (Identified Cost $3,225)		4,391

TOTAL LONG TERM INVESTMENTS—96.5% (Identified cost $3,225)		4,391

SHORT-TERM INVESTMENTS—2.5%
Money Market Mutual Funds—2.5%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	112,608	113

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $113)		113

TOTAL INVESTMENTS—99.0% (Identified Cost $3,338)		4,504	(1)
Other assets and liabilities, net—1.0%		44

NET ASSETS—100.0%		$4,548

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2013	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$4,391	$4,391
Short-Term Investments	113	113

Total Investments	$4,504	$4,504

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

Virtus Mid-Cap Growth Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.5%
Consumer Discretionary—20.5%
Bed Bath & Beyond, Inc.(2)	32,400	$2,602
Capella Education Co.	23,500	1,561
Dollar Tree, Inc.(2)	27,400	1,546
Domino’s Pizza, Inc.	20,300	1,414
Hibbett Sports, Inc.(2)(3)	14,900	1,001
Morningstar, Inc.	26,300	2,054
PetSmart, Inc.	29,500	2,146
Pool Corp.	42,600	2,477
Ross Stores, Inc.	27,900	2,090
TripAdvisor, Inc.(2)	25,300	2,096

		18,987

Consumer Staples—8.3%
Brown-Forman Corp. Class B	26,650	2,014
McCormick & Co., Inc.	24,800	1,709
Mead Johnson Nutrition Co.	21,800	1,826
Monster Beverage Corp.(2)	32,000	2,169

		7,718

Energy—6.8%
Cameron International Corp.(2)	31,300	1,863
Core Laboratories N.V.	8,900	1,700
Dresser-Rand Group, Inc.(2)	22,000	1,312
FMC Technologies, Inc.(2)	28,100	1,467

		6,342

Financials—6.5%
Fifth Third Bancorp	52,200	1,098
Financial Engines, Inc.	33,500	2,328
T. Rowe Price Group, Inc.	30,600	2,563

		5,989

Health Care—13.0%
athenahealth, Inc.(2)	15,000	2,017
Cerner Corp.(2)	34,200	1,906
Intuitive Surgical, Inc.(2)	4,100	1,575
Medidata Solutions, Inc.(2)	27,400	1,660
Perrigo Co. plc	14,600	2,241
Sirona Dental Systems, Inc.(2)	25,100	1,762
Zoetis, Inc.	26,400	863

		12,024

Industrials—16.5%
Donaldson Co., Inc.	43,900	1,908

	SHARES	VALUE
Industrials—(continued)
Expeditors International of Washington, Inc.	67,900	$3,005
Fastenal Co.	46,600	2,214
MSC Industrial Direct Co., Inc. Class A	30,700	2,483
Roper Industries, Inc.	16,400	2,274
Stericycle, Inc.(2)	15,800	1,835
Towers Watson & Co. Class A	12,500	1,595

		15,314

Information Technology—25.7%
Amphenol Corp. Class A	30,900	2,756
ANSYS, Inc.(2)	29,600	2,581
Ellie Mae, Inc.(2)	51,000	1,370
FactSet Research Systems, Inc.	13,700	1,488
First Solar, Inc.(2)	25,500	1,393
Fleetmatics Group plc(2)	46,200	1,998
Gartner, Inc.(2)	37,800	2,686
Hittite Microwave Corp.(2)	36,000	2,222
MercadoLibre, Inc.(3)	11,200	1,207
MICROS Systems, Inc.(2)	35,400	2,031
SolarWinds, Inc.(2)	66,900	2,531
Xilinx, Inc.	34,000	1,561

		23,824

Materials—2.2%
Airgas, Inc.	18,000	2,013

TOTAL COMMON STOCKS (Identified Cost $73,479)		92,211

TOTAL LONG TERM INVESTMENTS—99.5% (Identified cost $73,479)		92,211

SHORT-TERM INVESTMENTS—0.6%
Money Market Mutual Funds—0.6%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	551,085	551

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $551)		551

SECURITIES LENDING COLLATERAL—2.4%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.070%)(4)	2,215,320	2,215

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $2,215)		2,215

1

Virtus Mid-Cap Growth Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

TOTAL INVESTMENTS—102.5% (Identified Cost $76,245)	94,977	(1)
Other assets and liabilities, net—(2.5)%	(2,295)

NET ASSETS—100.0%	$92,682

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.

2

Virtus Mid-Cap Growth Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	94%
Ireland	4
Netherlands	2

Total	100%

† % of total investments as of December 31, 2013

3

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2013	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$92,211	$92,211
Securities Lending Collateral	2,215	2,215
Short-Term Investments	551	551

Total Investments	$94,977	$94,977

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

Virtus Mid-Cap Value Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—97.6%
Consumer Discretionary—6.1%
Big Lots, Inc.(2)	347,370	$11,217
TJX Cos., Inc.	240,050	15,298

		26,515

Consumer Staples—12.6%
Avon Products, Inc.	294,220	5,067
Beam, Inc.	217,850	14,827
Koninklijke Ahold NV Sponsored ADR	697,850	12,568
Safeway, Inc.	667,000	21,724

		54,186

Energy—15.3%
CONSOL Energy, Inc.	349,590	13,298
Devon Energy Corp.	223,390	13,821
Kinder Morgan, Inc.	276,042	9,938
Nabors Industries Ltd.	971,120	16,499
Rowan Cos. plc Class A(2)	351,370	12,425

		65,981

Financials—3.0%
Weyerhaeuser Co.	412,440	13,021

Industrials—22.9%
Con-way, Inc.	201,100	7,986
Fortune Brands Home & Security, Inc.	188,810	8,629
Owens Corning, Inc.(2)	347,310	14,142
Raytheon Co.	212,300	19,255
Republic Services, Inc.	532,282	17,672
SPX Corp.	79,860	7,955
USG Corp.(2)	298,710	8,477
Xylem, Inc.	424,300	14,681

		98,797

Materials—28.8%
Alcoa, Inc.	1,414,240	15,033
Allegheny Technologies, Inc.	297,630	10,605
Ball Corp.	180,980	9,349
Crown Holdings, Inc.(2)	329,770	14,698
Dow Chemical Co. (The)	373,000	16,561
FMC Corp.	135,120	10,196
International Paper Co.	326,240	15,996
Owens-Illinois, Inc.(2)	550,570	19,699
Sealed Air Corp.	350,430	11,932

		124,069

	SHARES	VALUE
Utilities—8.9%
Dominion Resources, Inc.	251,500	$16,269
ONEOK, Inc.	355,240	22,089

		38,358

TOTAL COMMON STOCKS (Identified Cost $270,607)		420,927

TOTAL LONG TERM INVESTMENTS—97.6% (Identified cost $270,607)		420,927

SHORT-TERM INVESTMENTS—3.4%
Money Market Mutual Funds—3.4%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	14,573,559	14,574

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $14,574)		14,574

TOTAL INVESTMENTS—101.0% (Identified Cost $285,181)		435,501	(1)
Other assets and liabilities, net—(1.0)%		(4,125)

NET ASSETS—100.0%		$431,376

Abbreviations:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

Virtus Mid-Cap Value Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	90%
Bermuda	4
Netherlands	3
United Kingdom	3

Total	100%

† % of total investments as of December 31, 2013

2

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2013	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$420,927	$420,927
Short-Term Investments	14,574	14,574

Total Investments	$435,501	$435,501

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

Virtus Quality Large-Cap Value Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.5%
Consumer Discretionary—14.7%
Lowe’s Cos., Inc.	38,400	$1,903
Mattel, Inc.	28,300	1,346
Time Warner, Inc.	25,200	1,757
TJX Cos., Inc.	41,000	2,613
VF Corp.	38,000	2,369

		9,988

Consumer Staples—6.9%
Coca-Cola Co. (The)	37,200	1,537
Coca-Cola Enterprises, Inc.	30,900	1,364
Diageo plc Sponsored ADR	9,100	1,205
Kimberly-Clark Corp.	5,480	572

		4,678

Energy—8.8%
Apache Corp.	16,500	1,418
Exxon Mobil Corp.	20,100	2,034
National Oilwell Varco, Inc.	31,200	2,482

		5,934

Financials—27.1%
Aflac, Inc.	25,100	1,677
American Express Co.	31,900	2,894
Charles Schwab Corp. (The)	51,800	1,347
CME Group, Inc.	24,700	1,938
Franklin Resources, Inc.	46,500	2,685
PNC Financial Services Group, Inc.	37,100	2,878
Travelers Cos., Inc. (The)	33,700	3,051
U.S. Bancorp	46,000	1,858

		18,328

Health Care—11.1%
Baxter International, Inc.	26,090	1,815
Covidien plc	25,600	1,743
Johnson & Johnson	24,700	2,262
Novartis AG ADR	21,400	1,720

		7,540

Industrials—12.6%
3M Co.	20,900	2,931
Emerson Electric Co.	19,000	1,334
Illinois Tool Works, Inc.	20,200	1,699

	SHARES	VALUE
Industrials—(continued)
Union Pacific Corp.	15,300	$2,570

		8,534

Information Technology—9.4%
Analog Devices, Inc.	33,200	1,691
Apple, Inc.	5,000	2,806
Applied Materials, Inc.	107,200	1,896

		6,393

Materials—4.1%
International Flavors & Fragrances, Inc.	15,400	1,324
PPG Industries, Inc.	7,800	1,479

		2,803

Utilities—4.8%
AGL Resources, Inc.	50,100	2,366
Questar Corp.	37,500	862

		3,228

TOTAL COMMON STOCKS (Identified Cost $44,523)		67,426

TOTAL LONG TERM INVESTMENTS—99.5% (Identified cost $44,523)		67,426

SHORT-TERM INVESTMENTS—0.4%
Money Market Mutual Funds—0.4%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	259,453	259

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $259)		259

TOTAL INVESTMENTS—99.9% (Identified Cost $44,782)		67,685	(1)
Other assets and liabilities, net—0.1%		37

NET ASSETS—100.0%		$67,722

Abbreviations:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

1

Virtus Quality Large-Cap Value Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	93%
Ireland	3
Switzerland	2
United Kingdom	2

Total	100%

† % of total investments as of December 31, 2013

2

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2013	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$67,426	$67,426
Short-Term Investments	259	259

Total Investments	$67,685	$67,685

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

Virtus Quality Small-Cap Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—95.1%
Consumer Discretionary—6.0%
Interval Leisure Group, Inc.	380,000	$11,742
Thor Industries, Inc.	96,000	5,302

		17,044

Consumer Staples—8.2%
National Beverage Corp.(2)	439,304	8,856
Village Super Market, Inc.	70,000	2,171
WD-40 Co.	168,254	12,565

		23,592

Energy—6.2%
CARBO Ceramics, Inc.	100,896	11,757
World Fuel Services Corp.	142,203	6,138

		17,895

Financials—18.0%
Eaton Vance Corp.	278,491	11,917
EPR Properties	122,072	6,001
First Cash Financial Services, Inc.(2)	190,800	11,799
RLI Corp.	133,356	12,986
Westamerica Bancorp	159,668	9,015

		51,718

Health Care—6.8%
Owens & Minor, Inc.	302,138	11,046
Patterson Cos., Inc.	205,000	8,446

		19,492

Industrials—17.9%
CLARCOR, Inc.	161,061	10,364
Corporate Executive Board Co. (The)	160,782	12,450
Graco, Inc.	169,767	13,262
Landstar System, Inc.	210,728	12,106
Sun Hydraulics Corp.	77,000	3,143

		51,325

Information Technology—27.9%
Badger Meter, Inc.	164,517	8,966
Cabot Microelectronics Corp.(2)	196,600	8,985
Cass Information Systems, Inc.	233,519	15,727
Cognex Corp.(2)	243,856	9,310
Computer Services, Inc.	170,004	5,644
Jack Henry & Associates, Inc.	239,850	14,202
Monotype Imaging Holdings, Inc.	95,000	3,023

	SHARES	VALUE
Information Technology—(continued)
Syntel Co.(2)	156,543	$14,238

		80,095

Materials—2.2%
Balchem Corp.	107,836	6,330

Utilities—1.9%
Questar Corp.	240,000	5,518

TOTAL COMMON STOCKS (Identified Cost $157,360)		273,009

TOTAL LONG TERM INVESTMENTS—95.1% (Identified cost $157,360)		273,009

SHORT-TERM INVESTMENTS—5.0%
Money Market Mutual Funds—5.0%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	14,346,945	14,347

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $14,347)		14,347

TOTAL INVESTMENTS—100.1% (Identified Cost $171,707)		287,356	(1)
Other assets and liabilities, net—(0.1)%		(145)

NET ASSETS—100.0%		$287,211

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2013	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$273,009	$273,009
Short-Term Investments	14,347	14,347

Total Investments	$287,356	$287,356

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

Virtus Small-Cap Core Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—94.1%
Consumer Discretionary—10.1%
Hibbett Sports, Inc.(2)	266,900	$17,939
NVR, Inc.(2)	16,000	16,416
Pool Corp.	185,950	10,811
Thor Industries, Inc.	144,900	8,003

		53,169

Consumer Staples—1.1%
Chefs’ Warehouse, Inc. (The)(2)	200,000	5,832

Energy—2.3%
RPC, Inc.	689,600	12,309

Financials—13.3%
Brown & Brown, Inc.	564,200	17,710
Cohen & Steers, Inc.	289,711	11,606
Federated Investors, Inc. Class B	706,279	20,341
National Interstate Corp.	108,313	2,491
RLI Corp.	187,000	18,210

		70,358

Health Care—21.3%
Abaxis, Inc.(2)	440,200	17,617
Computer Programs & Systems, Inc.	291,800	18,036
Haemonetics Corp.(2)	445,400	18,765
Owens & Minor, Inc.	437,300	15,988
Sirona Dental Systems, Inc.(2)	221,100	15,521
Techne Corp.	284,500	26,933

		112,860

Industrials—25.5%
Advisory Board Co. (The)(2)	80,664	5,136
CLARCOR, Inc.	217,300	13,983
Copart, Inc.(2)	742,500	27,213
Exponent, Inc.	279,863	21,672
Landstar System, Inc.	320,200	18,395
Lincoln Electric Holdings, Inc.	80,500	5,743
RBC Bearings, Inc.(2)	209,648	14,833
Rollins, Inc.	182,700	5,534
Toro Co. (The)	352,800	22,438

		134,947

Information Technology—17.6%
ANSYS, Inc.(2)	194,838	16,990
Blackbaud, Inc.	228,954	8,620

	SHARES	VALUE
Information Technology—(continued)
FactSet Research Systems, Inc.	172,700	$18,752
Hittite Microwave Corp.(2)	378,900	23,389
Jack Henry & Associates, Inc.	424,300	25,123

		92,874

Materials—2.9%
Aptargroup, Inc.	226,300	15,346

TOTAL COMMON STOCKS (Identified Cost $378,112)		497,695

TOTAL LONG TERM INVESTMENTS—94.1% (Identified cost $378,112)		497,695

SHORT-TERM INVESTMENTS—5.8%
Money Market Mutual Funds—5.8%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	30,510,298	30,510

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $30,510)		30,510

TOTAL INVESTMENTS—99.9% (Identified Cost $408,622)		528,205	(1)
Other assets and liabilities, net—0.1%		338

NET ASSETS—100.0%		$528,543

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2013	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$497,695	$497,695
Short-Term Investments	30,510	30,510

Total Investments	$528,205	$528,205

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

Virtus Small-Cap Sustainable Growth Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—94.3%
Consumer Discretionary—16.6%
Aaron’s, Inc.(2)	152,700	$4,489
Hibbett Sports, Inc.(2)	100,400	6,748
Monro Muffler Brake, Inc.	80,000	4,509
Morningstar, Inc.	48,378	3,778
Pool Corp.	43,200	2,512

		22,036

Consumer Staples—9.0%
Chefs’ Warehouse, Inc. (The)(2)	257,000	7,494
PriceSmart, Inc.	39,100	4,518

		12,012

Financials—4.8%
Cohen & Steers, Inc.	61,900	2,480
Financial Engines, Inc.	56,351	3,915

		6,395

Health Care—14.4%
Abaxis, Inc.(2)	94,100	3,766
National Research Corp.(2)	196,668	3,701
Sirona Dental Systems, Inc.(2)	80,400	5,644
Techne Corp.	63,200	5,983

		19,094

Industrials—14.2%
AAON, Inc.	91,250	2,915
Copart, Inc.(2)	127,200	4,662
Heartland Express, Inc.	137,500	2,698
HEICO Corp. Class A	71,733	3,021
HUB Group, Inc. Class A(2)	103,000	4,108
Omega Flex, Inc.	69,400	1,420

		18,824

Information Technology—32.3%
ANSYS, Inc.(2)	43,400	3,785
Ellie Mae, Inc.(2)	144,000	3,869
FactSet Research Systems, Inc.	34,200	3,713
FLIR Systems, Inc.	147,100	4,428
Forrester Research, Inc.	101,200	3,872
Hittite Microwave Corp.(2)	103,200	6,371
MercadoLibre, Inc.	49,600	5,346
Mesa Laboratories, Inc.	30,100	2,365
NVE Corp.(2)	100,200	5,840

	SHARES	VALUE
Information Technology—(continued)
VistaPrint NV(2)	59,900	$3,405

		42,994

Materials—3.0%
UFP Technologies, Inc.(2)	158,500	3,997

TOTAL COMMON STOCKS (Identified Cost $87,457)		125,352

TOTAL LONG TERM INVESTMENTS—94.3% (Identified cost $87,457)		125,352

SHORT-TERM INVESTMENTS—8.1%
Money Market Mutual Funds—8.1%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	10,771,968	10,772

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $10,772)		10,772

TOTAL INVESTMENTS—102.4% (Identified Cost $98,229)		136,124	(1)
Other assets and liabilities, net—(2.4)%		(3,213)

NET ASSETS—100.0%		$132,911

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2013	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$125,352	$125,352
Short-Term Investments	10,772	10,772

Total Investments	$136,124	$136,124

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

Virtus Strategic Growth Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.0%
Consumer Discretionary—18.5%
Bed Bath & Beyond, Inc.(2)	128,440	$10,314
Home Depot, Inc. (The)	119,380	9,830
NIKE, Inc. Class B	148,360	11,667
PetSmart, Inc.	78,550	5,715
priceline.com, Inc.(2)	9,460	10,996
Ross Stores, Inc.	161,070	12,069
Starbucks Corp.	167,260	13,111
Time Warner, Inc.	89,330	6,228

		79,930

Consumer Staples—10.1%
Coca-Cola Co. (The)	269,360	11,127
Colgate-Palmolive Co.	208,410	13,590
Costco Wholesale Corp.	54,430	6,478
Estee Lauder Cos., Inc. (The) Class A	82,720	6,231
Monster Beverage Corp.(2)	91,290	6,187

		43,613

Energy—5.0%
Core Laboratories N.V.	36,450	6,960
National Oilwell Varco, Inc.	77,010	6,125
Schlumberger Ltd.	95,290	8,586

		21,671

Financials—5.6%
Charles Schwab Corp. (The)	321,030	8,347
Fifth Third Bancorp	189,630	3,988
T. Rowe Price Group, Inc.	144,410	12,097

		24,432

Health Care—7.5%
Cerner Corp.(2)	71,340	3,977
Gilead Sciences, Inc.(2)	91,850	6,903
Intuitive Surgical, Inc.(2)	15,395	5,913
Perrigo Co. plc	55,770	8,558
Zoetis, Inc.	216,870	7,089

		32,440

Industrials—12.1%
Danaher Corp.	116,470	8,992
Expeditors International of Washington, Inc.	253,700	11,226
Fastenal Co.	155,440	7,385
MSC Industrial Direct Co., Inc. Class A	78,950	6,385
Precision Castparts Corp.	33,020	8,892

	SHARES	VALUE
Industrials—(continued)
Roper Industries, Inc.	66,750	$9,257

		52,137

Information Technology—35.4%
Accenture plc Class A	112,210	9,226
Amphenol Corp. Class A	181,110	16,151
ANSYS, Inc.(2)	153,540	13,389
Apple, Inc.	43,500	24,408
Applied Materials, Inc.	565,810	10,009
Baidu, Inc. SPON ADR(2)	60,290	10,724
Facebook, Inc. Class A(2)	368,490	20,142
Fleetmatics Group plc(2)	111,620	4,828
MICROS Systems, Inc.(2)	163,030	9,353
QUALCOMM, Inc.	112,530	8,355
Visa, Inc. Class A	58,190	12,958
Xilinx, Inc.	290,570	13,343

		152,886

Materials—4.8%
Ecolab, Inc.	85,420	8,907
Praxair, Inc.	91,160	11,853

		20,760

TOTAL COMMON STOCKS (Identified Cost $287,456)		427,869

TOTAL LONG TERM INVESTMENTS—99.0% (Identified cost $287,456)		427,869

SHORT-TERM INVESTMENTS—1.1%
Money Market Mutual Funds—1.1%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	4,671,115	4,671

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $4,671)		4,671

TOTAL INVESTMENTS—100.1% (Identified Cost $292,127)		432,540	(1)
Other assets and liabilities, net—(0.1)%		(642)

NET ASSETS—100.0%		$431,898

Abbreviations:

ADR American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

Virtus Strategic Growth Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	91%
Ireland	5
Cayman Islands	2
Netherlands	2

Total	100%

† % of total investments as of December 31, 2013

2

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2013	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$427,869	$427,869
Short-Term Investments	4,671	4,671

Total Investments	$432,540	$432,540

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

Virtus Tactical Allocation Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES—3.4%
Argentine Republic 8.280%, 12/31/33	$334		$254
Bolivarian Republic of Venezuela
RegS 5.750%, 2/26/16(5)	85		72
RegS 7.000%, 12/1/18(5)	85		65
RegS 12.750%, 8/23/22(5)	35		32
RegS 8.250%, 10/13/24(5)	140		99
9.375%, 1/13/34	245		183
Commonwealth of Australia Series 125 6.250%, 6/15/14	240	AUD	218
Commonwealth of Canada 2.000%, 3/1/14	770	CAD	726
Commonwealth of New Zealand Series 415,
6.000%, 4/15/15	250	NZD	213
Federative Republic of Brazil 8.500%, 1/5/24	1,140	BRL	423
Hungary 5.750%, 11/22/23	68		69
Kingdom of Morocco 144A 4.250%, 12/11/22(4)	200		185
Mongolia 144A 5.125%, 12/5/22(4)	200		169
Provincia de Neuquen 144A 7.875%, 4/26/21(4)	173		175
Republic of Colombia
12.000%, 10/22/15	121,000	COP	71
4.375%, 3/21/23	386,000	COP	177
Republic of Costa Rica 144A 4.375%, 4/30/25(4)	200		177
Republic of Croatia 144A 6.375%, 3/24/21(4)	215		225
Republic of Iceland 144A 5.875%, 5/11/22(4)	240		244
Republic of Indonesia
Series FR30, 10.750%, 5/15/16	1,385,000	IDR	121
Series FR63, 5.625%, 5/15/23	1,061,000	IDR	72
Republic of Peru
GDN, 144A 7.840%, 8/12/20(4)	220	PEN	90
RegS 6.900%, 8/12/37(5)	335	PEN	117
Republic of Philippines 4.950%, 1/15/21	5,000	PHP	120
Republic of Slovak 144A 4.375%, 5/21/22(4)	200		206
Republic of South Africa Series R206, 7.500%, 1/15/14	2,600	ZAR	248
Republic of Turkey 9.000%, 3/5/14	400	TRY	186
Republic of Uruguay 4.375%, 12/15/28	2,965	UYU(11)	141
Russian Federation
144A 7.850%, 3/10/18(4)	10,000	RUB	313
144A 4.875%, 9/16/23(4)	400		404
Series 6207 8.150%, 2/3/27	7,410	RUB	233
United Mexican States
Series M, 6.000%, 6/18/15	4,715	MXN	373

	PAR VALUE		VALUE
Series M, 6.500%, 6/9/22	$4,010	MXN	$310

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $7,420)			6,711

MORTGAGE-BACKED SECURITIES—2.7%
Non-Agency—2.7%
Aventura Mall Trust 13-AVM, C, 144A 3.743%, 12/5/32(3)(4)	100		99
Bank of America (WaMu) Commercial Mortgage Securities Trust 06-SL1, A, 144A 4.177%, 11/23/43(3)(4)	39		39
Bear Stearns Commercial Mortgage Securities, Inc.
05-PW10, AM 5.449%, 12/11/40(3)	150		160
06-PW13, AM 5.582%, 9/11/41(3)	375		409
07-T28, A3 5.793%, 9/11/42	309		313
Countrywide Alternative Loan Trust 04-22CB, 1A1 6.000%, 10/25/34	185		188
Extended Stay America Trust 13-ESHM, M 144A 7.625%, 12/5/19(4)	195		195
Goldman Sachs Mortgage Pass-Through- Securities Mortgage Loan Trust
05-RP1, 1A3 144A 8.000%, 1/25/35(4)	278		297
06-RP1, 1A4 144A 8.500%, 1/25/36(4)	146		157
Goldman Sachs Mortgage Securities Corp. II 07- GG10, A4 5.804%, 8/10/45(3)	50		55
GSR Mortgage Loan Trust 05-AR4, 6A1 5.221%, 7/25/35(3)	220		218
JPMorgan Chase Commercial Mortgage Securities Trust
10-CNTR, A2, 144A 4.311%, 8/5/32(4)	350		368
06-LDP9, A3 5.336%, 5/15/47	185		202
07-LDPX, AM 5.464%, 1/15/49(3)	175		181
JPMorgan Chase Mortgage Finance Corp. 07-A1, 10A1 2.794%, 2/25/37(3)	148		139
Lehman Brothers Commercial Mortgage Trust 07- C3, A4 5.884%, 7/15/44(3)	160		179
MASTR Reperforming Loan Trust
05-1, 1A2, 144A 6.500%, 8/25/34(4)	172		178
05-1, 1A5 144A 8.000%, 8/25/34(4)	211		220
Merrill Lynch Mortgage Investors Trust 98-C1, CTL 6.750%, 11/15/26(3)	375		403
Morgan Stanley Capital I Trust
05-IQ10, A4B 5.284%, 9/15/42(3)	365		385

1

Virtus Tactical Allocation Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
07-IQ14, AM 5.689%, 4/15/49(3)	$137	$142
Motel 6 Trust 12-MTLB, D, 144A 3.781%, 10/5/25(4)	205	203
Nomura Asset Acceptance Corp. 04-R1, A1, 144A 6.500%, 3/25/34(4)	302	318
Structured Asset Securities Corp. 02-AL1, A3 3.450%, 2/25/32	151	149
SunTrust Adjustable Rate Mortgage Loan Trust 07-S1, 5A1 4.295%, 1/25/37(3)	168	165

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $5,220)		5,362

ASSET-BACKED SECURITIES—1.3%
Cheesecake Restaurant Holdings, Inc. 13-1A, A2, 144A 4.474%, 3/20/43(4)	104	104
Countrywide Asset-Backed Certificates
05-1, AF5A 5.497%, 7/25/35(3)	216	208
05-12, 1A4 5.323%, 2/25/36(3)	350	355
Fairway Outdoor Funding LLC 12-1A, A2, 144A 4.212%, 10/15/42(4)	116	116
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(3)	201	199
JPMorgan Chase Funding Trust 02-2, 1A5 6.333%, 4/25/32(3)	185	189
MASTR Specialized Loan Trust 05-3, A2, 144A 5.704%, 11/25/35(3)(4)	96	98
Miramax LLC 11-1A, A 144A 6.250%, 10/20/21(4)	122	126
New Century Home Equity Loan Trust 05-A, A4W 4.710%, 8/25/35(3)	192	189
Origen Manufactured Housing Contract Trust 04- B, M1 5.730%, 11/15/35(3)	124	130
Residential Funding Mortgage Securities II Home Loan Trust
03-HS3, AI4 5.550%, 9/25/33(3)	154	160
06-H11, M1 6.010%, 2/25/36(3)	160	163
07-HI1, A3 5.720%, 3/25/37	144	145
Security National Mortgage Loan Trust 04-1A, AF3, 144A 6.420%, 6/25/32(3)(4)	212	171
TAL Advantage LLC 12-1A, A 144A 3.860%, 5/20/27(4)	168	170

	PAR VALUE		VALUE
Terwin Mortgage Trust 04-15AL, A1 144A 5.796%, 7/25/34(3)(4)	$96		$92

TOTAL ASSET-BACKED SECURITIES (Identified Cost $2,573)			2,615

CORPORATE BONDS—21.8%
Consumer Discretionary—2.7%
Activision Blizzard, Inc. 144A 6.125%, 9/15/23(4)	170		178
American Axle & Manufacturing, Inc. 6.250%, 3/15/21	150		160
Arcelik AS 144A 5.000%, 4/3/23(4)	285		247
Arcos Dorados Holdings, Inc. 144A 10.250%, 7/13/16(4)	285	BRL	115
Bon-Ton Department Stores, Inc. (The) 8.000%, 6/15/21	150		152
Boyd Gaming Corp. 9.000%, 7/1/20	190		209
Brookfield Residential Properties, Inc.
144A 6.500%, 12/15/20(4)	175		182
144A 6.125%, 7/1/22(4)	55		56
Churchill Downs, Inc. 144A 5.375%, 12/15/21(4)	175		179
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	250		264
Dana Holding Corp. 5.375%, 9/15/21	225		227
GLP Capital LP (GLP Financing II, Inc.)
144A 4.375%, 11/1/18(4)	5		5
144A 4.875%, 11/1/20(4)	55		55
144A 5.375%, 11/1/23(4)	5		5
Hot Topic, Inc. 144A 9.250%, 6/15/21(4)	95		100
Isle of Capri Casinos, Inc. 5.875%, 3/15/21	190		188
Landry’s, Inc. 144A 9.375%, 5/1/20(4)	125		137
Live Nation Entertainment, Inc. 144A 7.000%, 9/1/20(4)	125		136
Meritor, Inc. 6.750%, 6/15/21	160		164
MGM Resorts International 6.750%, 10/1/20	205		220
Mohegan Tribal Gaming Authority 144A 9.750%, 9/1/21(4)	180		195
Nara Cable Funding Ltd. 144A 8.875%, 12/1/18(4)	200		216
Penn National Gaming, Inc. 144A 5.875%, 11/1/21(4)	85		84
Pinnacle Entertainment, Inc. 7.500%, 4/15/21	75		82
PNK Finance Corp. 144A 6.375%, 8/1/21(4)	220		226
Seminole Hard Rock Entertainment, Inc. 144A 5.875%, 5/15/21(4)	50		49
Sinclair Television Group, Inc. 5.375%, 4/1/21	190		188

2

Virtus Tactical Allocation Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Sirius XM Radio, Inc. 144A 4.250%, 5/15/20(4)	$260	$246
Six Flags Entertainment Corp. 144A 5.250%, 1/15/21(4)	205	201
Station Casinos LLC 7.500%, 3/1/21	270	289
Taylor Morrison Communities, Inc. 144A 5.250%, 4/15/21(4)	225	219
Toll Brothers Finance Corp. 6.750%, 11/1/19	135	155
Virgin Media Secured Finance plc 144A 5.375%, 4/15/21(4)	200	201

		5,330

Consumer Staples—0.2%
Alphabet Holding Co., Inc. PIK Interest Capitalization, 144A 7.750%, 11/1/17(3)(4)	20	21
Darling Escrow Corp. 144A 5.375%, 1/15/22(4)	175	176
Ingles Markets, Inc. 5.750%, 6/15/23	160	158

		355

Energy—2.7%
BreitBurn Energy Partners (BreitBurn Finance Corp.) 7.875%, 4/15/22	95	99
Calumet Specialty Products Partners LP (Calumet Finance Corp.) 9.625%, 8/1/20	40	45
CHC Helicopter SA 9.250%, 10/15/20	220	238
Compagnie Generale de Geophysique-Veritas 6.500%, 6/1/21	190	196
Ecopetrol S.A. 5.875%, 9/18/23	105	111
EPL Oil & Gas, Inc. 8.250%, 2/15/18	210	227
EV Energy Partners LP 8.000%, 4/15/19	80	81
Gulfmark Offshore, Inc. 6.375%, 3/15/22	185	187
Linn Energy LLC 6.500%, 5/15/19	150	154
Lukoil OAO International Finance BV 144A 7.250%, 11/5/19(4)	190	219
MEG Energy Corp. 144A 7.000%, 3/31/24(4)	90	91
Memorial Production Partners LP 7.625%, 5/1/21	155	160
Novatek OAO (Novatek Finance Ltd.) 144A 4.422%, 12/13/22(4)	200	184
Pacific Rubiales Energy Corp. 144A 5.375%, 1/26/19(4)	165	167
Parker Drilling Co. 144A 7.500%, 8/1/20(4)	190	200
Petrobras International Finance Co. 5.375%, 1/27/21	180	178
Petroleos de Venezuela SA

	PAR VALUE		VALUE
Energy—(continued)
Series 2014 4.900%, 10/28/14	$215		$197
RegS 8.500%, 11/2/17(5)	790		660
Petroleos Mexicanos
3.500%, 1/30/23	100		92
6.500%, 6/2/41	100		105
Petropower I Funding Trust 144A 7.360%, 2/15/14(4)(7)	107		106
QEP Resources, Inc. 6.875%, 3/1/21	250		269
QGOG Constellation SA 144A 6.250%, 11/9/19(4)	200		191
Rosetta Resources, Inc. 5.875%, 6/1/22	185		184
Rosneft Oil Co. ( Rosneft International Finance Ltd.) 144A 4.199%, 3/6/22(4)(8)	200		184
Sabine Pass Liquefaction LLC 144A 5.625%, 2/1/21(4)	160		157
Targa Resources Partners LP 6.375%, 8/1/22	195		207
Tullow Oil plc 144A 6.000%, 11/1/20(4)	200		204
Zhaikmunai LP 144A 7.125%, 11/13/19(4)	200		210

			5,303

Financials—8.1%
Aircastle Ltd. 7.625%, 4/15/20	300		338
Akbank TAS 144A 7.500%, 2/5/18	300	TRY	119
Alfa Bank OJSC RegS 7.875%, 9/25/17(5)(8)	205		229
Allstate Corp. (The) 5.750%, 8/15/53(3)(8)	260		262
ALROSA Finance S.A. 144A 7.750%, 11/3/20(4)	200		223
Avis Budget Car Rental LLC 5.500%, 4/1/23	220		214
Banco ABC Brasil S.A. 144A 7.875%, 4/8/20(4)	185		184
Banco Bilbao Vizcaya Argentaria Bancomer S.A.
144A 6.500%, 3/10/21(4)	200		211
144A 6.750%, 9/30/22(4)	170		181
Banco Bradesco S.A. 144A 5.900%, 1/16/21(4)	200		200
Banco do Brasil SA RegS 5.375%, 1/15/21(5)	250		245
Banco Internacional del Peru SAA 144A 5.750%, 10/7/20(4)	190		193
Banco Santander Brasil SA 144A 8.000%, 3/18/16	370	BRL	145
Banco Santander Chile 144A 3.875%, 9/20/22(4)	195		184
Banco Votorantim S.A. 144A 7.375%, 1/21/20(4)	195		202
Bancolombia S.A. 5.125%, 9/11/22	215		202
Bank of Georgia JSC 144A 7.750%, 7/5/17(4)	200		209
Bank of India
144A 3.250%, 4/18/18(4)	200		194
144A 3.625%, 9/21/18(4)	200		191

3

Virtus Tactical Allocation Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
Beverage Packaging Holdings Luxembourg II SA 144A 6.000%, 6/15/17(4)	$425	$431
Braskem Finance Ltd. 144A 5.750%, 4/15/21(4)	235	230
Brazil Loan Trust 1 144A 5.477%, 7/24/23(4)	200	202
Caesars Entertainment Resort Properties LLC 144A 8.000%, 10/1/20(4)	65	68
Chubb Corp. (The) 6.375%, 3/29/67(3)(6)	165	179
Continental Airlines Pass-Through-Trust 99-2, C2 6.236%, 3/15/20	156	171
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 144A 11.000% (3)(4)(9)	195	258
CorpGroup Banking S.A. 144A 6.750%, 3/15/23(4)	250	242
CPG Merger Sub LLC 144A 8.000%, 10/1/21(4)	55	57
Denali Borrower LLC (Denali Finance Corp.) 144A 5.625%, 10/15/20(4)	170	169
DuPont Fabros Technology LP 5.875%, 9/15/21	135	140
Eurasian Development Bank 144A 4.767%, 9/20/22(4)	200	193
Evergrande Real Estate Group Ltd. 144A 8.750%, 10/30/18(4)	200	202
Fidelity National Financial, Inc. 5.500%, 9/1/22	50	52
First Niagara Financial Group, Inc.
6.750%, 3/19/20	55	63
7.250%, 12/15/21	200	231
Ford Motor Credit Co. LLC 5.750%, 2/1/21	175	196
Gazprom Neft OAO (GPN Capital SA) 144A 6.000%, 11/27/23(4)	200	203
Gazprom OAO (Gaz Capital SA) RegS 6.510%, 3/7/22(5)	365	392
General Motors Financial Co., Inc. 144A 4.750%, 8/15/17(4)	355	379
Genworth Holdings, Inc. 4.900%, 8/15/23	260	259
GRD Holdings III Corp. 144A 10.750%, 6/1/19(4)	130	142
Hertz Corp. (The) 4.250%, 4/1/18	50	52
Hutchison Whampoa International Ltd. Series 12, 144A 6.000%(3)(4)(6)(9)	250	266
ICICI Bank Ltd. 144A 4.800%, 5/22/19(4)	200	201
ING (U.S.), Inc. 5.650%, 5/15/53(3)(4)(6)	150	146
International Lease Finance Corp. 6.250%, 5/15/19	200	217
Itau Unibanco Holding S.A. 144A 5.125%, 5/13/23(4)	200	185
Jefferies Group LLC 6.875%, 4/15/21	50	57

	PAR VALUE		VALUE
Financials—(continued)
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(4)	$200		$199
Kazkommerts Bank International JSC 144A 7.875%, 4/7/14(4)	95		96
Lazard Group LLC 4.250%, 11/14/20	20		20
Level 3 Financing, Inc. 7.000%, 6/1/20	220		234
Macquarie Group Ltd. 144A 6.250%, 1/14/21(4)	265		293
Magyar Fejlesztesi Bank Zrt. 144A 6.250%, 10/21/20(4)	200		207
Michaels FinCo Holdings LLC (Michaels FinCo, Inc.) PIK Interest Capitalization, 144A 7.500%, 8/1/18(3)(4)(15)	155		162
Morgan Stanley 144A 10.090%, 5/3/17(4)	300	BRL	120
Nationstar Mortgage LLC 6.500%, 7/1/21	325		311
Nordea Bank AB 144A 4.250%, 9/21/22(4)	240		237
Phosagro OAO (Phosagro Bond Funding Ltd.) 144A 4.204%, 2/13/18(4)(8)	200		198
PKO Finance AB 144A 4.630%, 9/26/22(4)(8)	240		239
Progressive Corp. (The) 6.700%, 6/15/37(3)(8)	305		329
Prudential Financial, Inc.
5.875%, 9/15/42(3)(8)	400		406
5.200%, 3/15/44(3)(8)	35		34
Regency Energy Partners LP (Regency Energy Finance Corp.) 4.500%, 11/1/23	145		133
Reliance Holdings USA, Inc. 144A 5.400%, 2/14/22(4)	250		252
Rent-A-Center, Inc. 4.750%, 5/1/21	60		57
Royal Bank of Scotland Group plc (The) 5.625%, 8/24/20	170		190
Russian Agricultural Bank OJSC (RSHB Capital SA) 144A 5.298%, 12/27/17(4)	175		180
Santander U.S. Debt S.A.U. 144A 3.724%, 1/20/15(4)	210		214
Sberbank of Russia (Sberbank CapItal SA) 144A 5.125%, 10/29/22(4)(8)	290		277
Schaeffler Finance BV 144A 4.750%, 5/15/21(4)	205		206
SLM Corp. 5.500%, 1/25/23	265		250
Spansion LLC 7.875%, 11/15/17	180		188
Sun Merger Sub, Inc. 144A 5.875%, 8/1/21(4)	90		92
Telecom Italia Capital SA 7.175%, 6/18/19	85		95
TMK OAO (TMK Capital) SA 144A 6.750%, 4/3/20(4)(8)	200		193
Toll Brothers Finance Corp. 4.000%, 12/31/18	210		214

4

Virtus Tactical Allocation Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
Turkiye Is Bankasi 144A 3.875%, 11/7/17(4)	$235	$226
UPCB Finance Ltd. Series VI 144A 6.875%, 1/15/22(4)	150	160
VTB Bank OJSC (VTB Capital SA) 144A 6.000%, 4/12/17(4)(8)	200	213
Walter Investment Management Corp. 144A 7.875%, 12/15/21(4)	175	178
Yapi ve Kredi Bankasi AS 144A 4.000%, 1/22/20(4)	200	179

		16,091

Health Care—0.6%
HCA, Inc. 6.500%, 2/15/20	180	198
IASIS Healthcare LLC (IASIS Capital Corp.) 8.375%, 5/15/19	105	112
Lifepoint Hospitals, Inc. 144A 5.500%, 12/1/21(4)	135	136
MPH Intermediate Holding Co. 2 PIK Interest Capitalization, 144A 8.375%, 8/1/18(3)(4)(15)	85	89
Salix Pharmaceuticals Ltd. 144A 6.000%, 1/15/21(4)	30	31
Tenet Healthcare Corp.
144A 6.000%, 10/1/20(4)	50	52
4.500%, 4/1/21	275	262
8.125%, 4/1/22	175	189
Valeant Pharmaceuticals International, Inc. Escrow Corp.
144A 7.500%, 7/15/21(4)	5	5
144A 5.625%, 12/1/21(4)	5	5
144A 7.250%, 7/15/22(4)	190	205

		1,284

Industrials—3.6%
AAR Corp. 144A 7.250%, 1/15/22(4)	165	177
ADT Corp. (The) 144A 6.250%, 10/15/21(4)	210	221
Ahern Rentals, Inc. 144A 9.500%, 6/15/18(4)	155	169
Air Canada 144A 6.750%, 10/1/19(4)	190	201
Air Canada Pass-Through-Trust 13-1, B 144A 5.375%, 5/15/21(4)	89	86
American Airlines Pass-Through-Trust 13-1, A 144A 4.000%, 7/15/25(4)	200	193
Ashton Woods USA LLC (Ashton Woods Finance Co.) 144A 6.875%, 2/15/21(4)	190	188
Atlas Air Pass-Through-Trust 00-1, A 8.707%, 1/2/19	210	218

	PAR VALUE		VALUE
Industrials—(continued)
Automotores Gildemeister S.A. 144A 6.750%, 1/15/23(4)	$190		$128
Bharti Airtel International Netherlands BV 144A 5.125%, 3/11/23(4)	200		186
Bombardier, Inc. 144A 6.125%, 1/15/23(4)	230		229
Builders FirstSource, Inc. 144A 7.625%, 6/1/21(4)	145		152
Ceridian HCM Holding, Inc. 144A 11.000%, 3/15/21(4)	5		6
Continental Airlines Pass-Through-Trust
99-1, A 6.545%, 2/2/19	268		293
00-1, A1 8.048%, 11/1/20	128		147
01-1, A1 6.703%, 6/15/21	256		276
DP World Ltd. 144A 6.850%, 7/2/37(4)	100		98
Embraer S.A. 5.150%, 6/15/22	230		230
ESAL GmbH 144A 6.250%, 2/5/23(4)	200		180
Hellenic Railways 5.460%, 1/30/14	190	EUR	255
Hitachi Ltd. ADR 0.043%, 0/0/0	13		959
Kratos Defense & Security Solutions, Inc. 10.000%, 6/1/17	200		217
Nielsen Co. (The) 144A 5.500%, 10/1/21(4)	175		178
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	136		147
Rexel SA 144A 5.250%, 6/15/20(4)	230		232
Spirit Aerosystems, Inc. 6.750%, 12/15/20	215		232
TransDigm, Inc. 7.500%, 7/15/21	145		157
U.S. Airways Pass-Through-Trust
01-1G 7.076%, 3/20/21	126		135
11-1 A 7.125%, 10/22/23	329		371
UAL Pass-Through-Trust
09-2 9.750%, 1/15/17	231		265
07-01, A 6.636%, 7/2/22	201		213
Voto-Votorantim Ltd. 144A 6.750%, 4/5/21(4)	260		283

			7,022

Information Technology—0.9%
Equinix, Inc. 4.875%, 4/1/20	80		80
First Data Corp.
144A 8.250%, 1/15/21(4)	185		198
144A 11.750%, 8/15/21(4)	370		392
Freescale Semiconductor, Inc.
144A 5.000%, 5/15/21(4)	145		141
144A 6.000%, 1/15/22(4)	175		178
NCR Corp. 4.625%, 2/15/21	190		183

5

Virtus Tactical Allocation Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Information Technology—(continued)
QVC, Inc. 5.125%, 7/2/22	$135		$133
Sensata Technologies BV 144A 4.875%, 10/15/23(4)	225		213
Sophia Holding Finance LP PIK Interest Capitalization, 144A 9.625%, 12/1/18(4)	65		67
VeriSign, Inc. 4.625%, 5/1/23	120		115

			1,700

Materials—1.7%
Alpek SA de C.V. 144A 5.375%, 8/8/23(4)	260		258
Calumet Specialty Products Partners LP 9.375%, 5/1/19	185		206
Cascades, Inc. 7.875%, 1/15/20	300		323
Cemex SAB de CV 144A 5.875%, 3/25/19(4)	200		201
Eldorado Gold Corp. 144A 6.125%, 12/15/20(4)	70		68
FMG Resources Property Ltd. 144A 6.000%, 4/1/17(4)	125		133
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(4)	300		327
Hexion U.S. Finance Corp.
8.875%, 2/1/18	105		110
6.625%, 4/15/20	100		103
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(4)	200		186
NewMarket Corp. 4.100%, 12/15/22	200		191
Nufarm Australia Ltd. 144A 6.375%, 10/15/19(4)	165		172
Sappi Papier Holding GmbH 144A 6.625%, 4/15/21(4)	260		257
Tronox Finance LLC 6.375%, 8/15/20	155		159
United States Steel Corp. 6.875%, 4/1/21	225		239
Vale Overseas Ltd. 4.375%, 1/11/22	225		218
Vedanta Resources plc 144A 9.500%, 7/18/18(4)	165		184

			3,335

Telecommunication Services—1.0%
America Movil SAB de C.V. Series 12 6.450%, 12/5/22	2,000	MXN	141
CenturyLink, Inc.
Series V 5.625%, 4/1/20	175		179
Series S, 6.450%, 6/15/21	150		157
Digicel Group Ltd. 144A 8.250%, 9/30/20(4)	200		208
Intelsat Luxembourg SA 144A 7.750%, 6/1/21(4)	115		124
Sprint Communications, Inc. 6.000%, 11/15/22	240		235
Sprint Corp. 144A 7.250%, 9/15/21(4) T-Mobile USA, Inc.	105		113

	PAR VALUE	VALUE
Telecommunication Services—(continued)
6.633%, 4/28/21	$30	$32
6.125%, 1/15/22	100	102
6.731%, 4/28/22	35	36
6.500%, 1/15/24	75	76
Telefonica Emisiones, S.A.U. 5.462%, 2/16/21	125	132
Wind Acquisition Finance S.A. 144A 11.750%, 7/15/17(4)	225	240
Windstream Corp.
7.750%, 10/15/20	105	112
7.750%, 10/1/21	160	170

		2,057

Utilities—0.3%
AmeriGas Partners LP 7.000%, 5/20/22	125	136
Calpine Corp. 144A 6.000%, 1/15/22(4)	5	5
Electricite de France SA 144A 5.250% (3)(4)(8)(9)	240	239
NRG Energy, Inc.
7.875%, 5/15/21	175	195
6.625%, 3/15/23	5	5

		580

TOTAL CORPORATE BONDS (Identified Cost $42,687)		43,057

LOAN AGREEMENTS—4.9%
Consumer Discretionary—1.1%
Brickman Group Holdings, Inc. Second Lien, 0.000%, 12/17/21	40	41
Caesars Entertainment Operating Co., Inc. (Harrah’s Operating Company, Inc.)
Tranche B-4, 9.500%, 10/31/16	73	73
Tranche B-6, 5.429%, 1/28/18	84	80
CBAC Borrower LLC Tranche B, 8.250%, 7/2/20	106	110
Clear Channel Communications, Inc.
Tranche B, 3.814%, 1/29/16	175	170
Tranche D, 6.919%, 1/30/19	319	305
Cumulus Media Holdings, Inc. 7.500%, 12/18/20	189	191
EB Sports Corp. 11.500%, 12/31/15	115	115
Federal - Mogul Corp.
Tranche B, 2.113%, 12/29/14	94	93
Tranche C, 2.118%, 12/28/15	54	54
Granite Broadcasting Corp. Tranche B First Lien 6.750%, 5/23/18	165	166

6

Virtus Tactical Allocation Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Landry’s, Inc. (Landry’s Restaurant, Inc.) Tranche B, 4.750%, 4/24/18	$272	$275
Marina District Finance Co., Inc. 6.750%, 8/15/18	79	79
Peppermill Casinos, Inc. Tranche B, 7.250%, 11/9/18	182	187
Shingle Springs Tribal Gaming Authority 6.250%, 8/29/19	119	120
Transtar Holding Co. Second Lien, 9.750%, 10/9/19	77	74
TWCC Holding Corp. Second Lien, 7.000%, 6/26/20	74	76

		2,209

Consumer Staples—0.1%
AdvancePierre Foods, Inc.
First Lien, 5.750%, 7/10/17	23	23
Second Lien, 9.500%, 10/10/17	130	126
Hostess Brand Acquisition LLC Tranche B, 0.000%, 4/9/20(10)	127	132

		281

Energy—0.4%
Fieldwood Energy LLC Second Lien, 8.375%, 9/30/20	108	110
FTS International, Inc. (Frac Tech International LLC) 8.500%, 5/6/16	121	122
NGPL Pipeco LLC 6.750%, 9/15/17	127	119
SES International Holdings Ltd. (Saxon) 5.500%, 2/15/19	157	159
Templar Energy LLC Second Lien, 8.000%, 11/25/20	170	171

		681

Financials—0.2%
Altisource Solutions S.A.R.L Tranche B, 4.500%, 12/9/20	86	87
Capital Automotive LP Second Lien, 6.000%, 4/30/20	17	18
iPayment, Inc. 6.750%, 5/8/17	118	115
Nuveen Investments, Inc. Tranche B, Second Lien 6.500%, 2/28/19	175	174

		394

	PAR VALUE	VALUE
Health Care—0.5%
American Renal Holdings, Inc. Second Lien, 8.500%, 3/20/20	$147	$147
Ardent Medical Services, Inc.
First Lien, 6.750%, 7/2/18	64	65
Second Lien, 11.000%, 1/2/19	52	53
Gentiva Health Services, Inc. Tranche B, 6.500%, 10/18/19	117	116
INC Research LLC 6.000%, 7/12/18	55	56
InVentiv Health, Inc. (Ventive Health, Inc.) 7.500%, 8/4/16	150	149
MMM Holdings, Inc. 9.750%, 12/12/17	59	60
MSO of Puerto Rico, Inc. Second Lien, 9.750%, 12/12/17	43	44
Rural/Metro Operating Co. LLC First Lien, 5.750%, 6/30/18	100	96
Salix Pharmaceuticals Ltd. Tranche B, 0.000%, 12/17/19(10)	49	49
Sheridan Holdings, Inc. Second Lien, 9.000%, 12/13/21	121	122
Surgery Center Holdings, Inc. First Lien, 6.000%, 4/11/19	51	51

		1,008

Industrials—0.8%
Alliance Laundry Systems LLC Second Lien, 9.500%, 12/10/19	17	17
American Airlines, Inc. Tranche B, 3.750%, 6/27/19	172	174
AWAS Finance Luxemborg SA 3.500%, 7/16/18	189	190
Ceridian Corp. 4.410%, 5/9/17	229	230
CHG Healthcare Services, Inc. Second Lien, 9.000%, 11/19/20	39	40
Commercial Barge Line Co. First Lien, 7.500%, 9/22/19	114	114
Filtration Group Corp. Second Lien, 8.250%, 11/22/21	140	144
Hawker Beechcraft Acquisition Company LLC 5.750%, 2/14/20	190	192
Husky Injection Molding Systems Ltd. (Yukon Acquisition, Inc.) 4.250%, 7/2/18	105	106
International Equipment Solutions (IES Global B.V.) 6.750%, 8/16/19	114	113
Navistar, Inc. Second Lien, 5.750%, 8/17/17	132	134

7

Virtus Tactical Allocation Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—(continued)
SESAC Holding Co. II LLC First Lien, 5.000%, 2/7/19	$69	$70

		1,524

Information Technology—1.4%
Active Network, Inc. First Lien, 5.500%, 11/13/20	88	89
Alcatel-Lucent USA, Inc.
0.000%, 1/30/19(10)	140	141
5.750%, 1/30/19	150	151
Allflex Holdings III, Inc. Second Lien, 8.000%, 7/19/21	102	103
Avaya, Inc. Tranche B-3, 4.740%, 10/26/17	293	288
Blue Coat Systems, Inc.
4.500%, 5/31/19	183	184
Second Lien, 9.500%, 6/26/20	165	168
Deltek, Inc.
First Lien, 5.000%, 10/10/18	158	159
Second Lien, 10.000%, 10/10/19	111	113
Excelitas Technologies Corp. Tranche B, 6.000%, 11/2/20	131	132
IPC Systems, Inc. Tranche C, First Lien, 7.750%, 7/31/17	212	212
Kronos, Inc.
First Lien, 4.500%, 10/30/19	2	2
Second Lien, 9.750%, 4/30/20	151	156
Novell, Inc. (Attachmate Corp.) First Lien, 7.250%, 11/22/17	69	70
RP Crown Parent LLC First Lien, 6.000%, 12/21/18	115	116
SCS Holdings I, Inc. (Sirius Computer Solutions, Inc.) 7.000%, 12/7/18	84	86
Sorenson Communications, Inc. 9.500%, 10/31/14	114	116
Spansion LLC 3.750%, 12/18/19	71	72
SRA International, Inc. 6.500%, 7/20/18	157	157
Wall Street Systems Delaware, Inc.
First Lien, 5.750%, 10/25/19	79	80
Second Lien, 9.250%, 10/25/20	82	83

		2,678

Materials—0.3%
Ardagh Holdings USA, Inc. 4.250%, 12/17/19	30	30
AZ Chem US, Inc. 5.250%, 12/22/17	88	89
Cyanco Intermediate Corp. 5.500%, 5/1/20	22	22

	PAR VALUE		VALUE
Materials—(continued)
Fortescue Metals Group Ltd. (FMG Resources Ltd.) 4.250%, 6/28/19	$66		$67
Houghton International, Inc. Holding Corp. (HII Holding Corp.) Second Lien, 9.500%, 12/21/20	115		116
Noranda Aluminum Acquisition Corp. Tranche B, 5.750%, 2/28/19	197		185
Tronox Pigments B.V. 4.500%, 3/19/20	37		38

			547

Telecommunication Services—0.1%
Global Tel*Link Corp. Second Lien, 9.000%, 11/23/20	69		66
Integra Telecom Holdings, Inc. Tranche B, 5.250%, 2/22/19	82		84
Securus Technologies Holdings, Inc. (Securus Technologies, Inc.) Second Lien 9.000%, 4/30/21	80		79

			229

TOTAL LOAN AGREEMENTS (Identified Cost $9,454)			9,551

	SHARES		VALUE
PREFERRED STOCK—1.0%
Financials—1.0%
Ally Financial, Inc. Series A, 8.500%	6,485		174
Bank of America Corp. Series U, 5.200%(3)	85	(12)	75
Citigroup Capital XVII Series E 6.350%	5,940		149
Citigroup, Inc. Series D 5.350%(3)	195	(12)	172
Fifth Third Bancorp 5.100%(3)	165	(12)	146
General Electric Capital Corp. Series B 6.250%(3)	100	(12)	103
General Electric Capital Corp. Series C, 5.250%(3)	100	(12)	94
JPMorgan Chase & Co. Series 1, 7.900%(3)	139	(12)	153
JPMorgan Chase & Co., Series Q, 5.150%(3)	220	(12)	199
PNC Financial Services Group, Inc. (The) Series R, 4.850%(3)	155	(12)	139
U.S. Bancorp Series G 6.000%	6,000		164
Wells Fargo & Co. Series K, 7.980%(3)	165	(12)	184
Zions Bancorp, 6.950%	8,300		221

TOTAL PREFERRED STOCK (Identified Cost $2,027)			1,973

8

Virtus Tactical Allocation Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—63.6%
Consumer Discretionary—10.2%
Amazon.com, Inc.(2)	5,400	$2,153
Bayerische Motoren Werke ADR	22,800	899
Bridgestone Corp. Unsponsored ADR	37,050	708
Coach, Inc.	35,000	1,965
Comcast Corp. Class A	41,000	2,131
Express, Inc.(2)	105,000	1,960
Ford Motor Co.	112,000	1,728
Goodyear Tire & Rubber Co. (The)	87,000	2,075
Lear Corp.	24,000	1,943
Macy’s, Inc.	38,000	2,029
Michael Kors Holdings Ltd.(2)	25,000	2,030
Tata Motors Ltd. Sponsored ADR	20,100	619

		20,240

Consumer Staples—2.8%
Koninklijke Ahold NV Sponsored ADR	40,550	730
PepsiCo, Inc.	21,000	1,742
Safeway, Inc.	64,000	2,084
Svenska Cellulosa AB	33,440	1,033

		5,589

Energy—6.9%
Canadian Natural Resources Ltd.	20,000	677
Chevron Corp.	16,000	1,999
Continental Resources, Inc.(2)(13)	19,000	2,138
EnCana Corp.	34,500	623
Helmerich & Payne, Inc.	24,000	2,018
Noble Corp plc	52,000	1,948
Schlumberger Ltd.	21,000	1,892
Valero Energy Corp.	45,000	2,268

		13,563

Financials—14.8%
Aflac, Inc.	30,000	2,004
Aviva plc Sponsored ADR	68,450	1,037
AXA SA Sponsored ADR	34,900	973
Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	65,122	807
BB&T Corp.	55,000	2,053
BlackRock, Inc.	6,200	1,962
Blackstone Group LP (The)(13)	68,000	2,142
BNP Paribas ADR	23,550	923
Credit Agricole S.A.	105,500	677

	SHARES	VALUE
Financials—(continued)
Daiwa Securities Group, Inc.	81,750	$825
Fifth Third Bancorp	94,000	1,977
Goldman Sachs Group, Inc. (The)	11,000	1,950
ING Groep N.V. ADR	63,950	896
Intesa Sanpaolo Sponsored ADR	46,250	691
JPMorgan Chase & Co.	33,000	1,930
Lincoln National Corp.	38,000	1,962
MS&AD Insurance Group Holdings, Inc.	50,150	672
Prudential plc ADR	18,400	828
Sumitomo Mitsui Financial Group, Inc. Sponsored ADR	78,850	827
T. Rowe Price Group, Inc.	26,000	2,178
U.S. Bancorp	48,000	1,939

		29,253

Health Care—5.8%
Abbott Laboratories	47,000	1,802
Biogen Idec, Inc.(2)	6,800	1,902
Gilead Sciences, Inc.(2)	26,000	1,954
H Lundbeck A/S Sponsored ADR	41,150	1,047
Smith & Nephew plc Sponsored ADR	10,250	735
UnitedHealth Group, Inc.	26,000	1,958
Zimmer Holdings, Inc.	21,000	1,957

		11,355

Industrials—8.6%
Alaska Air Group, Inc.	26,000	1,908
Cummins, Inc.	15,000	2,114
Deere & Co.	21,000	1,918
Dover Corp.	21,000	2,027
Hutchison Whampoa Ltd. ADR	28,800	783
Nidec Corp.	32,900	813
Parker Hannifin Corp.	16,000	2,058
Schneider Electric SA	36,100	634
Siemens AG Sponsored ADR	5,200	720
Trinity Industries, Inc.	36,000	1,963
Union Pacific Corp.	12,000	2,016

		16,954

Information Technology—9.6%
Apple, Inc.	5,200	2,918
Cisco Systems, Inc.	95,000	2,133
EMC Corp.	83,000	2,088
FUJIFILM Holdings Corp. Sponsored ADR	21,300	604
Google, Inc. Class A(2)	1,800	2,017

9

Virtus Tactical Allocation Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Information Technology—(continued)
Jabil Circuit, Inc.	100,000	$1,744
MasterCard, Inc. Class A	2,400	2,005
NetApp, Inc.	46,000	1,892
NetEase, Inc. ADR	9,200	723
QUALCOMM, Inc.	29,000	2,153
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	44,200	771

		19,048

Materials—2.5%
CF Industries Holdings, Inc.	8,500	1,981
CRH plc Sponsored ADR	34,600	884
Freeport-McMoRan Copper & Gold, Inc.	53,000	2,000

		4,865

Telecommunication Services—2.1%
Deutsche Telekom AG Sponsored ADR	46,100	796
Nippon Telegraph & Telephone Corp. ADR	26,950	729
SK Telecom Co., Ltd. ADR	28,100	692
Verizon Communications, Inc.	40,000	1,965

		4,182

Utilities—0.3%
Electricite de France	44,900	315
GDF Suez	14,200	336

		651

TOTAL COMMON STOCKS (Identified Cost $91,343)		125,700

TOTAL LONG TERM INVESTMENTS—98.7% (Identified cost $160,724)		194,969	(16)

SHORT-TERM INVESTMENTS—1.1%
Money Market Mutual Funds—1.1%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	2,230,834	2,231

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,231)		2,231

SECURITIES LENDING COLLATERAL—1.9%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.070%)(14)	3,819,256	3,819

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $3,819)		3,819

TOTAL INVESTMENTS—101.7% (Identified Cost $166,774)	201,019	(1)
Other assets and liabilities, net—(1.7)%	(3,300)

NET ASSETS—100.0%	$197,719

Abbreviations:

ADR	American Depositary Receipt
PIK	Payment-in-Kind Security

Foreign Currencies

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	European Currency Unit
IDR	Indonesian Rupiah
MXN	Mexican Peso
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippines Peso
RUB	Russian Ruble
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2013.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, these securities amounted to a value of $27,482 or 13.9% of net assets.

(5)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(6)	Interest payments may be deferred.
(7)	Illiquid security.
(8)

This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(9)	No contractual maturity date
(10)	This loan will settle after December 31, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be known.
(11)	Principal amount is adjusted according to local inflation Index.
(12)	Value shown as par value.
(13)	All or a portion of security is on loan.
(14)	Represents security purchased with cash collateral received for securities on loan.
(15)	100% of the income received was in cash.
(16)	All or a portion is segregated as collateral for unsettled loan transactions.

10

Virtus Tactical Allocation Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	72%
Japan	3
Canada	2
France	2
Luxembourg	2
United Kingdom	2
Netherlands	1
Other	16

Total	100%

† % of total investments as of December 31, 2013

11

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2013	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Asset-Backed Securities	$2,615	$—	$2,615
Corporate Bonds	43,057	—	43,057
Foreign Government Securities	6,711	—	6,711
Loan Agreements	9,551	—	9,551
Mortgage-Backed Securities	5,362	—	5,362
Equity Securities:
Common Stocks	125,700	125,700	—
Preferred Stock	1,973	1,973	—
Securities Lending Collateral	3,819	3,819	—
Short-Term Investments	2,231	2,231	—

Total Investments	$201,019	$133,723	$67,296

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

VIRTUS EQUITY TRUST

NOTES TO SCHEDULES OF INVESTMENTS

DECEMBER 31,2013 (UNAUDITED)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Virtus Equity Trust, a trust consisting of 11 diversified Funds (each a “Fund”), in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates and those differences could be significant.

A. SECURITY VALUATION

Security valuation procedures for each Fund, which include, nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board” or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified by the Board, and convenes independently from portfolio management. All internally fair valued securities, referred to below, are updated daily and reviewed in detail by the valuation committee monthly unless changes occur within the period. The valuation committee reviews the validity of the model inputs and any changes to the model. Fair valuations are ratified by the Board of Directors at least quarterly.

Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Funds major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted Equity Securities and Private Placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (‘NAV’) (generally 4 p.m. Eastern time, the close of the New York Stock Exchange (“NYSE”)) that may impact the value of securities traded in these non-U.S. markets. In such cases the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange traded funds, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain Foreign Common Stocks may occur on a frequent basis.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders

VIRTUS EQUITY TRUST

NOTES TO SCHEDULES OF INVESTMENTS

JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as Mortgage-Backed and Asset-Backed Securities, may also incorporate collateral analysis and utilize cash flow models for valuation, and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter (OTC) derivative contracts, which include Forward Currency Contracts and Equity Linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investment in closed-end mutual funds are valued as of the close of regular trading on the NYSE, generally 4 p.m. Eastern time, each business day. Both are categorized as Level 1 in the hierarchy.

Short-term notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market and are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Funds’ major categories of assets and liabilities, which primarily include investments of the Fund, by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B. Derivative Financial Instruments

Disclosures on derivatives instruments and hedging activities are intended to improve financial reporting for derivative instruments by enhanced disclosure that enables the investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund’s results of operations and financial position. Summarized below are specific types of derivative instruments used by certain Funds.

Options contracts: An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. The Fund may purchase or write both put and call options on portfolio securities. The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options contracts to hedge against changes in the values of equities.

When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments.

The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders

VIRTUS EQUITY TRUST

NOTES TO SCHEDULES OF INVESTMENTS

JUNE 30, 2013 (UNAUDITED) (CONTINUED)

options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.

C. Credit Risk

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield securities may be complex, and as a result, it may be more difficult for the Adviser and/or Subadviser to accurately predict risk.

D. Securities Lending

Certain Funds may loan securities to qualified brokers through an agreement with Brown Brothers Harriman (“BBH”), as a third party lending agent. Under the terms of agreement, the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged by BBH for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral. At December 31, 2013, the following Funds had securities on loan ($ reported in thousands):

	Market Value	Cash Collateral
Balanced Fund	$13,668	$13,996
Growth and Income Fund	$287	$295
Mid-Cap Growth Fund	$2,171	$2,215
Tactical Allocation Fund	$3,819	$3,902

NOTE 2—ILLIQUID AND RESTRICTED SECURITIES

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund’s Schedule of Investments where applicable. However, a portion of such footnoted securities could be liquid where liquidity is based on average trading volumes that require more than seven days for disposal of such securities.

Restricted securities are not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

At December 31, 2013, there were no illiquid and restricted securities held by the funds.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders

VIRTUS EQUITY TRUST

NOTES TO SCHEDULES OF INVESTMENTS

JUNE 30, 2013 (UNAUDITED) (CONTINUED)

The Funds will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

NOTE 3—FEDERAL INCOME TAX INFORMATION ($ reported in thousands)

At December 31, 2013, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the funds were as follows:

				Net Unrealized
	Federal	Unrealized	Unrealized	Appreciation
Fund	Tax Cost	Appreciation	(Depreciation)	(Depreciation
Balanced Fund	$524,404	$106,120	$(8,697)	$97,423
Growth & Income Fund	131,606	19,010	(674)	18,336
Mid-Cap Core Fund	3,338	1,174	(8)	1,166
Mid-Cap Growth Fund	76,255	19,700	(978)	18,722
Mid-Cap Value Fund	285,786	152,296	(2,581)	149,715
Quality Large-Cap Value Fund	44,782	22,903	—	22,903
Quality Small-Cap Fund	171,707	116,155	(506)	115,649
Small-Cap Core Fund	408,622	120,403	(820)	119,583
Small-Cap Sustainable Growth Fund	98,229	38,058	(163)	37,895
Strategic Growth Fund	292,401	140,592	(453)	140,139
Tactical Allocation Fund	167,243	36,406	(2,630)	33,776

NOTE 4—SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the Schedules of Investments (“N-Q”) were available for filing, and has determined that there are no subsequent events that require recognition or disclosure in the financial statements.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Virtus Equity Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date    02/27/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date    02/27/14

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Senior Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date    02/27/14

* Print the name and title of each signing officer under his or her signature.